Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Bona Film Group Ltd
Entity Central Index Key	0001504796
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	30,402,346
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 20,107,349	$ 84,247,984
Term deposits	6,038,107
Restricted cash	4,066,162
Accounts receivable, net of allowance for doubtful accounts of $22,727 and $697,246 as of December 31, 2010 and 2011, respectively	41,642,787	15,225,792
Prepaid expenses and other current assets	27,335,348	15,659,415
Amounts due from related parties, net of allowance for doubtful accounts of nil and $174,819 as of December 31, 2010 and 2011, respectively	1,183,083	2,815,147
Current deferred tax assets	15,697	7,885
Inventory	228,412	96,639
Total current assets	100,616,945	118,052,862
Distribution rights	3,663,966	2,265,601
Production costs	69,844,822	64,815,878
Prepaid film costs	6,340,770	484,848
Property and equipment, net	40,208,447	14,498,304
Acquired intangible assets, net	3,993,152	2,293,744
Non-current deferred tax assets	320,670	6,732
Cost method investment	95,330	30,303
Investment in equity affiliates	55,340	231,854
Goodwill	48,612,487	28,536,410
Total assets	273,751,929	231,216,536
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Bona Film Group Limited of $8,404,491 and $26,499,111 as of December 31, 2010 and 2011, respectively)	27,807,118	9,533,672
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Bona Film Group Limited of $8,454,866 and $22,689,668 as of December 31, 2010 and 2011, respectively)	27,239,987	19,577,066
Amounts due to related parties-current (including amounts due to related parties of the consolidated VIEs without recourse to Bona Film Group Limited of $1,587,121 and $2,621,348 as of December 31, 2010 and 2011, respectively)	3,027,872	1,587,121
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Bona Film Group Limited of $276,004 and $593,802 as of December 31, 2010 and 2011, respectively)	795,229	377,019
Bank borrowing (including bank borrowing of the consolidated VIEs without recourse to Bona Film Group Limited of $22,012,560 and $9,361,543 as of December 31, 2010 and 2011, respectively)	12,561,806	22,012,560
Other borrowing (including other borrowing of the consolidated VIEs without recourse to Bona Film Group Limited of $1,445,150 and $1,831,658 as of December 31, 2010 and 2011, respectively)	1,831,658	1,445,150
Current film participation financing liabilities (including current film participation financing liabilities of the consolidated VIEs without recourse to Bona Film Group Limited of $8,784,015 and $12,942,687 as of December 31, 2010 and 2011, respectively)	16,224,219	10,209,351
Total current liabilities	89,487,889	64,741,939
Deferred income (including deferred income of the consolidated VIEs without recourse to Bona Film Group Limited of nil and nil as of December 31, 2010 and 2011, respectively)	1,056,676
Non-current film participation financing liabilities (including non-current film participation financing liabilities of the consolidated VIEs without recourse to Bona Film Group Limited of $6,306,818 and nil as of December 31, 2010 and 2011, respectively)		6,306,818
Deferred tax liability (including deferred tax Liabilities of the consolidated VIEs without recourse to Bona Film Group Limited of $95,613 and $413,219 as of December 31, 2010 and 2011, respectively)	413,219	95,613
Total liabilities	90,957,784	71,144,370
Commitments (Note 27)
Equity
Bona Film Group Limited's ordinary shares ($0.0005 par value; 85,000,000 shares authorized, 29,349,481 issued and outstanding as of December 31, 2010, and 30,402,346 and 29,389,089 shares issued and outstanding respectively as of December 31, 2011)	14,695	14,675
Additional paid-in capital	169,519,847	165,975,336
Statutory reserves	2,044,870	1,975,715
Accumulated (deficit) profit	2,332,802	(12,030,124)
Accumulated other comprehensive income	5,436,305	2,034,154
Total Bona Film Group Limited's equity	179,348,519	157,969,756
Noncontrolling interests	3,445,626	2,102,410
Total equity	182,794,145	160,072,166
Total liabilities and equity	$ 273,751,929	$ 231,216,536

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 697,246	$ 22,727
Related parties, allowance for doubtful accounts	174,819
Accounts payable	27,807,118	9,533,672
Accrued expenses and other current liabilities	27,239,987	19,577,066
Amounts due to related parties-current	3,027,872	1,587,121
Income tax payable	795,229	377,019
Bank borrowing	12,561,806	22,012,560
Other borrowing	1,831,658	1,445,150
Current film participation financing liabilities	16,224,219	10,209,351
Deferred income	1,056,676
Non-current film participation financing liabilities		6,306,818
Deferred tax liability	413,219	95,613
Bona Film Group Limited's ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Bona Film Group Limited's ordinary shares, shares authorized (in shares)	85,000,000	85,000,000
Bona Film Group Limited's ordinary shares, shares issued (in shares)	30,402,346	29,349,481
Bona Film Group Limited's ordinary shares, shares outstanding (in shares)	29,389,089	29,349,481
Consolidated VIEs without recourse
Accounts payable	26,499,111	8,404,491
Accrued expenses and other current liabilities	22,689,668	8,454,866
Amounts due to related parties-current	2,621,348	1,587,121
Income tax payable	593,802	276,004
Bank borrowing	9,361,543	22,012,560
Other borrowing	1,831,658	1,445,150
Current film participation financing liabilities	12,942,687	8,784,015
Deferred income
Non-current film participation financing liabilities		6,306,818
Deferred tax liability	$ 413,219	$ 95,613

CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenue	$ 126,161,270	$ 52,819,786	$ 38,372,551
Cost of revenue	66,458,217	26,501,853	19,888,461
Gross profit	59,703,053	26,317,933	18,484,090
Operating expenses:
Film participation expenses	321,100	696,101	1,244,848
Sales and marketing	18,506,262	7,213,519	8,887,971
General and administrative	28,371,497	9,305,393	2,789,416
Total operating expenses	47,198,859	17,215,013	12,922,235
Government subsidies	220,559	88,147
Operating income	12,724,753	9,191,067	5,561,855
Other income:
Interest income from bank deposits	248,266	16,125	17,035
Interest income from loan to producer of TV series	141,545	856,788
Interest expense	(589,833)	(409,599)	(42,333)
Gain on extinguishment of liability		488,799
Exchange (loss) gain	1,748,044	16,464	(120,469)
Other income	770,081	225,095
Changes in fair value of warrants			119,451
Changes in fair value of derivatives		(14,528,000)	90,000
Income (loss) before income tax provision, and equity in earnings of affiliated companies, net of taxes	15,042,856	(4,143,261)	5,625,539
Provision for income taxes	473,542	91,053	338,647
Equity in earnings of affiliated companies, net of taxes	3,062	11,254	172,773
Net income (loss)	14,572,376	(4,223,060)	5,459,665
Less: Net (loss) income attributable to the noncontrolling interests	140,295	(131,686)	(168,429)
Net income (loss) attributable to Bona Film Group Limited.	14,432,081	(4,091,374)	5,628,094
Net income (loss) attributable to holders of ordinary shares of Bona Film Group Limited	14,432,081	(6,241,520)	2,285,278
Net income (loss) per ordinary share
Basic (in dollars per share)	$ 0.49	$ (0.49)	$ 0.27
Diluted (in dollars per share)	$ 0.48	$ (0.49)	$ 0.27
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)	29,353,936	12,758,575	8,453,842
Diluted (in shares)	29,844,462	12,758,575	8,518,402
Share-based compensation expenses
Share-based compensation	3,647,144	447,345	132,902
Selling and marketing
Share-based compensation expenses
Share-based compensation		40,418
General and administrative
Share-based compensation expenses
Share-based compensation	3,647,144	406,927	132,902
Series A convertible redeemable preferred shares
Other income:
Deemed dividend on convertible redeemable preferred shares		1,053,766	973,399
Undistributed earnings allocated to holders of participating convertible redeemable preferred shares			1,570,096
Series B convertible redeemable preferred shares
Other income:
Deemed dividend on convertible redeemable preferred shares		1,096,380	421,586
Undistributed earnings allocated to holders of participating convertible redeemable preferred shares			$ 377,735

CONSOLIDATED STATEMENT OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Series A preferred shares	Series B preferred shares	Total Bona Film Group Limited's equity	Total Bona Film Group Limited's equity Series A preferred shares	Total Bona Film Group Limited's equity Series B preferred shares	Ordinary shares	Ordinary shares Series A preferred shares	Ordinary shares Series B preferred shares	Additional paid-in capital	Additional paid-in capital Series A preferred shares	Additional paid-in capital Series B preferred shares	Statutory reserves	Accumulated profit (deficit)	Accumulated profit (deficit) Series A preferred shares	Accumulated profit (deficit) Series B preferred shares	Accumulated other comprehensive income	Noncontrolling interests	Comprehensive income (loss)
Balance at Dec. 31, 2008	$ 807,447			$ 41,958			$ 3,125			$ 3,969,227			$ 740,036	$ (5,288,021)			$ 617,591	$ 765,489
Balance (in shares) at Dec. 31, 2008							6,250,000
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	4,486			4,486			1,402			3,084
Issuance of ordinary shares (in shares)							2,803,614
Repurchase and cancellation of shares	(3,500,000)			(3,500,000)			(621)			(1,366)				(3,498,013)
Repurchase and cancellation of shares (in shares)							(1,241,958)
Deemed dividend of preferred shares		(973,399)	(421,586)		(973,399)	(421,586)									(973,399)	(421,586)
Net income (loss)	5,459,665			5,628,094										5,628,094				(168,429)	5,459,665
Share-based compensation	132,902			132,902						132,902
Transfer to statutory reserves													1,008,419	(1,008,419)
Foreign currency translation adjustments	(142,675)			(142,676)													(142,676)	1	(142,675)
Total comprehensive income (loss)																			5,316,990
Balance at Dec. 31, 2009	1,366,840			769,779			3,906			4,103,847			1,748,455	(5,561,344)			474,915	597,061
Balance (in shares at Dec. 31, 2009							7,811,656
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	26,123,192			26,123,192			2,905			26,120,287
Issuance of ordinary shares (in shares)							5,810,320
Exercise of options	2,000,000			2,000,000			158			1,999,842
Exercise of options (in shares)							317,072
Elimination of derivatives liabilities	17,907,000			17,907,000						17,907,000
Conversion of preferred shares to ordinary shares		10,781,632	14,694,536		10,781,632	14,694,536		2,926	1,845		10,778,706	14,692,691
Conversion of preferred shares to ordinary shares (in shares)								5,849,856	3,690,577
Issuance of ordinary shares on initial public offering ("IPO") (net of issuance cost of US$3,559,581)	89,245,119			89,245,119			2,935			89,242,184
Issuance of ordinary shares on IPO (in shares)							5,870,000
Deemed dividend of preferred shares		(1,053,766)	(1,096,380)		(1,053,766)	(1,096,380)									(1,053,766)	(1,096,380)
Net income (loss)	(4,223,060)			(4,091,374)										(4,091,374)				(131,686)	(4,223,060)
Share-based compensation	447,345			447,345						447,345
Transfer to statutory reserves													227,260	(227,260)
Foreign currency translation adjustments	1,566,000			1,559,239													1,559,239	6,761	1,566,000
Noncontrolling interests resulted from acquisition of movie theaters	2,071,408																	2,071,408
Capital contribution by a noncontrolling shareholder	364,421																	364,421
Acquisition of equity interests from a noncontrolling shareholder	(122,121)			683,434						683,434								(805,555)
Total comprehensive income (loss)																			(2,657,060)
Balance at Dec. 31, 2010	160,072,166			157,969,756			14,675			165,975,336			1,975,715	(12,030,124)			2,034,154	2,102,410
Balance (in shares at Dec. 31, 2010	29,349,481						29,349,481
Increase (Decrease) in Stockholders' Equity
IPO cost	(350,000)			(350,000)						(350,000)
Exercise of options	247,387			247,387			20			247,367
Exercise of options (in shares)							39,608
Net income (loss)	14,572,376			14,432,081										14,432,081				140,295	14,572,376
Share-based compensation	3,647,144			3,647,144						3,647,144
Transfer to statutory reserves													69,155	(69,155)
Foreign currency translation adjustments	3,449,951			3,402,151													3,402,151	47,800	3,449,951
Noncontrolling interests resulted from acquisition of movie theaters	1,155,121																	1,155,121
Total comprehensive income (loss)																			18,022,327
Balance at Dec. 31, 2011	$ 182,794,145			$ 179,348,519			$ 14,695			$ 169,519,847			$ 2,044,870	$ 2,332,802			$ 5,436,305	$ 3,445,626
Balance (in shares at Dec. 31, 2011	29,389,089						29,389,089

CONSOLIDATED STATEMENT OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENT OF EQUITY AND COMPREHENSIVE INCOME (LOSS)
Net issuance costs of ("IPO")	$ 3,559,581

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 14,572,376	$ (4,223,060)	$ 5,459,665
Adjustments to reconcile net income to net cash used in operating activities
Equity in gain of affiliated companies	(3,062)	(11,254)	(172,773)
Changes in fair value of warrants			(119,451)
Changes in fair value of derivatives		14,528,000	(90,000)
Share-based compensation	3,647,144	447,345	132,902
Provision for bad debt	826,078	690
Other income	(285,714)
Depreciation and amortization	2,711,958	1,074,059	143,001
Loss from disposal of property and equipment	191,705
Amortization of distribution rights	2,331,266	3,233,192	4,335,053
Amortization of production costs	37,116,065	16,502,364	9,348,111
Changes in assets and liabilities:
Accounts receivable	(25,593,187)	4,861,044	(15,015,167)
Prepaid expenses and other current assets	(13,991,376)	(2,075,312)	(2,730,647)
Distribution rights	(3,643,433)	105,155	(6,034,348)
Production costs	(40,367,979)	(61,507,608)	(25,461,588)
Inventory	(47,732)	161
Amount due from related parties	1,289,087	(5,572,960)	(3,609,089)
Accounts payable	13,062,884	(3,339,904)	4,659,775
Deferred income	939,673
Accrued expenses and other current liabilities	9,773,047	(388,702)	3,484,597
Amount due to related parties	(674,011)	4,255,386	48,399
Income taxes payable	396,418	(723,163)	193,977
Deferred income taxes	(88,364)	(65,296)	(960)
Film participation liabilities	76,701	505,319	1,115,180
Net cash (used in) provided by operating activities	2,239,544	(32,394,544)	(24,313,363)
Cash flows from investing activities:
Acquisition of business, net of cash acquired of nil, US$2,221,266 and US$1,379,343 respectively	(24,205,450)	1,778,462
Purchase of property and equipment	(9,722,708)	(2,729,922)	(61,277)
Deposits paid for acquisition of property and equipment	(2,478,320)
Prepayment for an investment	(1,200,000)
Purchase of cost method investment	(62,909)
Distribution from investment in affiliates			87,873
Acquisition of noncontrolling interests of Baichuan		(762,098)
Loan to a producer of TV series	386,835	(1,168,683)
Amounts loaned to third parties	2,571,208	(3,878,796)	(642,882)
Amounts loaned to related parties	(4,010,439)	(1,668,081)
Term deposit	(6,038,107)
Restricted cash	(4,066,162)
Net cash used in investing activities	(48,826,052)	(8,429,118)	(616,286)
Cash flows from financing activities:
Proceeds from IPO		92,804,700
Payment of issuance cost in connection with IPO	(350,000)	(1,989,843)
Proceeds from exercise of options	172,324	2,000,000
Proceeds from issuance of Series B convertible preferred shares		4,999,886	8,953,684
Repurchase of shares			(3,500,000)
Amount due to related parties and third parties	(6,690,382)	3,237,497	1,524,766
Proceeds from bank borrowing	12,302,434	22,303,808	6,587,615
Payments of bank borrowing	(22,566,691)	(8,113,214)
Proceeds from film participation	3,998,964	10,772,250	8,622,547
Payments of film participation liabilities principal	(4,849,323)	(4,354,761)	(309,506)
Proceeds from other borrowings	1,572,723	1,342,799	5,855,658
Payments of other borrowings	(1,231,034)	(5,942,595)
Capital contribution by a noncontrolling shareholder		364,421
Net cash provided by (used in) financing activities	(17,640,985)	117,424,948	27,734,764
Effect of foreign exchange rate changes	86,858	228,485	(158,799)
Net (decrease) increase in cash	(64,140,635)	76,829,771	2,646,316
Cash, beginning of year	84,247,984	7,418,213	4,771,897
Cash, end of year	20,107,349	84,247,984	7,418,213
Supplement disclosure of cash flow information
Income taxes paid	196,565	858,322	129,080
Interests paid	1,502,957	999,247	191,868
Film participation expenses paid	244,399	190,782	129,668
Supplement disclosure of non-cash investing activities:
Ordinary shares issued in connection with business acquisition (Note 3(a))		26,123,194
Cash consideration for business acquisition settled as an offset against the amount due from Mr. Dong Yu (Note 3(a) & (d))	3,064,993	5,337,243
Outstanding consideration payable for business acquisition (Note 3(d))	2,383,260
Payable for purchase of property and equipment	$ 5,668,211	$ 1,792,983

CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENT OF CASH FLOWS
Acquisition of business, cash acquired	$ 1,379,343	$ 2,221,266

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction

        Bona International Film Group Limited ("Bona International") was incorporated in British Virgin Islands ("BVI") on December 13, 2006. Bona International, together with its subsidiaries, variable interest entities (the "VIEs") and VIEs' subsidiaries, are engaged in film related activities and a talent agency business in the People's Republic of China (the "PRC").

        Bona Film Group Limited (the "Company") was established in the Cayman Islands in July 2010, which became the holding company of Bona International upon the completion of a 16 to 1 share exchange on November 10, 2010 with the existing shareholders of Bona International for all shares of equivalent classes. This share exchange was treated as a reorganization of entities under common control in a manner akin to a pooling-of-interest as if the Company had always existed and owned Bona International since the establishment of Bona International. The share capital after the share exchange has been reflected retrospectively as if it were the historical share capital for all the periods presented. The Company together with its VIEs and subsidiaries are referred to as the "Group".

Subsidiaries, VIEs and VIEs' subsidiaries

        As of December 31, 2011, the Company's subsidiaries, VIEs and VIEs' subsidiaries included the following entities:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership
Subsidiaries:
Bona International Film Group Limited ("Bona International")	December 13, 2006	BVI	100%
Alpha Speed Limited	July 1, 2011	BVI	100%
Beijing Bona New World Media Technology Co., Ltd. ("Bona New World")	June 7, 2007	PRC	100%
Bona Entertainment Company Limited ("Bona Entertainment")	July 1, 2008	Hong Kong	100%
Distribution Workshop (BVI) Ltd. ("Distribution Workshop BVI")	June 29, 2007	BVI	51%
Distribution Workshop (HK) Ltd. ("Distribution Workshop HK")	May 31, 2007	Hong Kong	51%
Bona Productions Co., Ltd. ("Bona Production")	July 21, 2010	Hong Kong	100%
VIEs:
Beijing Baichuan Film Distribution Co., Ltd. ("Baichuan") (previously named "Beijing PolyBona Film Distribution Co. Ltd.")	November 18, 2003	PRC	0%
Bona Film Group Co., Ltd (PRC). ("Bona Film") (previously named "Beijing Bona Film and Culture Communication Co., Ltd.")	August 1, 2003	PRC	0%
Beijing Bona Advertising Co., Ltd. ("Bona Advertising")	April 28, 2005	PRC	0%
Cinema Popular Limited ("Cinema Popular")	October 15, 2008	Hong Kong	50%
VIEs' subsidiaries:
Zhejiang Bona Film and Television Production Co., Ltd. ("Zhejiang Bona")	December 5, 2008	PRC	0%
Beijing Bona Xingyi Culture Agency Co., Ltd. ("Bona Xingyi") (previously named "Beijing Bona Yinglong Culture Agency Co. Ltd.")	June 25, 2008	PRC	0%
Beijing Bona International Cineplex Investment and Management Co., Ltd. ("Beijing Bona Cineplex")	November 14, 2005	PRC	0%
Beijing Bona Youtang Cineplex Management Co., Ltd. ("Bona Youtang").	April 13, 2009	PRC	0%
Shijiazhuang Bona Cinema Investment Management Co., Ltd. ("Shijiazhuang Cinema")	August 27, 2009	PRC	0%
Shenzhen Bona Shidai Cinema Investment Management Co., Ltd. ("Shenzhen Cinema")	December 11, 2009	PRC	0%
Shanghai Bona Yinxing Cinema Development Co., Ltd. ("Shanghai Cinema")	March 5, 2008	PRC	0%
Xi'an Huitong Bona Film Culture Media Co., Ltd. ("Xi'an Huitong")	October 18, 2010	PRC	0%
Beijing Bona Starlight Cineplex Management Co., Ltd. ("Bona Starlight")	July 1, 2011	PRC	0%
Beijing Bona Shunjing Cineplex Management Co., Ltd. ("Shunjng Cinema")	July 1, 2011	PRC	0%
Beijing Bona Huixin Cineplex Management Co., Ltd. ("Huixin Cinema")	July 1, 2011	PRC	0%
Tianjin Bona Jinkang Cineplex Management Co., Ltd. ("Jinkang Cinema")	July 1, 2011	PRC	0%
Chongqing Bona Yuexin Cineplex Management Co., Ltd. ("Yuexin Cinema")	July 1, 2011	PRC	0%
Changsha Mango Bona Cineplex Management Co., Ltd. ("Mangguo Cinema")	July 1, 2011	PRC	0%
Beijing Bona Jingpin Cineplex Management Co., Ltd. ("Jingpin Cinema")	November 8, 2011	PRC	0%
Beijing Bona Tianshi Cineplex Management Co., Ltd. ("Tianshi Cinema")	November 29, 2011	PRC	0%
Dongguan Bona Dongsheng Cineplex Investment Co., Ltd. ("Dongsheng Cinema")	December 1, 2011	PRC	0%

The VIE arrangements

        The Group operates its businesses in the PRC through its affiliated entities due to PRC regulations that restrict foreign investments in the film, television program, movie theaters, talent agency and advertising industries. The Group has three affiliated consolidated entities that operate its businesses in the PRC, each of which is an entity duly formed under PRC law.

        These affiliated consolidated entities were established in the years set forth below:

Year of establishment	PRC affiliated entities	Principal activities
2003	Beijing Baichuan Film Distribution Co., Ltd.	Films distribution
2003	Bona Film Group Co., Ltd. (PRC)	Movie theater business, talent agency services and television production
2005	Beijing Bona Advertising Co., Ltd.	Film related advertising sales

        In July 2007, Bona New World, the Group's PRC subsidiary, entered into a series of contractual arrangements with each of the affiliated consolidated entities and their respective shareholders to govern the Group's relationships with the affiliated consolidated entities and ensure the Group's business operations in the PRC. These contractual arrangements allow the Group to effectively control the affiliated consolidated entities and to derive substantially all of the economic benefits from them. Accordingly, the Group treats these affiliated entities as VIEs and because the Group is the primary beneficiary the Group has consolidated these affiliated entities.

        The contractual arrangements comprise:

  •      Agreements that transfer economic benefits to Bona New World

    Exclusive Technology and Consulting Service Agreements

    Under these agreements between Bona New World and each of the VIEs, Bona New Word provides film investment consulting and technical service, operations management and marketing strategy consulting to the VIEs. As consideration for these services, Baichuan pays Bona New World a service fee of no less than 90% of its profit before tax. Bona Film/Bona Advertising pays Bona New World a service fee equal to 100% of its profit before tax, respectively. The exclusive technology and consulting service agreements remain effective until the dissolution of either Bona New World or the VIEs.

    Equity pledge agreements

    The shareholders of the VIEs pledged all of their respective equity interests in the VIEs to Bona New World under equity pledge agreements to secure their obligation under their respective exclusive technology and consulting service agreement with Bona New World. The equity pledge agreements remain effective until the VIEs are no longer liable under the exclusive technology and consulting service agreements.

  •      Agreements that provide Bona New World with effective control

    Voting trust and equity purchase option agreements

    The shareholders of the VIEs also entered into granting voting trust and equity purchase option agreements with Bona New World under which their voting rights and rights to appoint all directors and senior management personnel have been transferred to Bona New World. In addition, when permitted by PRC laws each of them granted to Bona New World or its designee irrevocable options to purchase all of their respective equity interests in the VIEs at the lowest price permitted under applicable PRC laws. The voting trust and equity purchase option agreements remain effective untill the termination of the corresponding exclusive technology and consulting service agreements.

    Loan agreement

    In 2011, Bona New World entered into a loan agreement with the Group's CEO, Mr. Dong Yu, to provide an interest-free loan of RMB 10 million solely for the purpose of increasing capital contributions to Bona Film. The loan has a term of 10 years and may be extended upon mutual written consent of the parties. Any proceeds generated from the transfer of equity interests held by Mr. Dong Yu in Bona Film to the Group shall be used to repay the loan and the loan can only be repaid using such proceeds. The loan agreement contains a number of covenants that restrict the actions that Mr. Dong Yu may take or cause the Bona Film to take. For example, Mr. Dong Yu (i) shall not transfer, sell, mortgage, dispose of, or encumber his equity interest in Bona Film except in accordance with the Equity Pledge Agreement discussed above, (ii) without Bona New World's prior written consent, shall not take actions or omissions that may have a material impact on the assets, business and liabilities of Bona Film, (iii) shall cause the shareholders' meeting and/or the board of directors of Bona Film not to approve the merger or consolidation of Bona Film with any person, or any acquisition or investment in any person, without Bona New World's prior written consent, and (iv) shall appoint any director candidates nominated by Bona New World.

Corporate reorganization

        At the time that the Company's wholly-owned subsidiary, Bona New World, entered into the series of contractual arrangements above with the Company's VIEs, the Company was controlled (and had been since incorporation) by Mr. Dong Yu who held 93.5% of the issued equity. Immediately before entering into the contractual arrangements, the VIEs were also controlled by Mr. Dong Yu. This was therefore a transaction between entities under common control. Accordingly, the consolidated financial statements of the Company have been prepared as if the Company had been in existence and was the primary beneficiary of the VIEs throughout the periods presented.

Cinema Popular

        In October 2008, Bona Entertainment entered an agreement with Hurry Up Limited, a Hong Kong based company engaged in film production, to set up Cinema Popular Limited ("Cinema Popular") in Hong Kong to invest in films and hold copyright of films (the "Joint-venture Agreement"). Bona Entertainment and Hurry Up Limited each own 50% of the equity interest in Cinema Popular.

        Through its control of the board of directors of Cinema Popular, Bona Entertainment controls Cinema Popular. As Bona Entertainment controls Cinema Popular and absorbs all of the expected losses of Cinema Popular, Bona Entertainment is the primary beneficiary of Cinema Popular and therefore has consolidated Cinema Popular.

        In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendment effectively replaces the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a VIE with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity's involvement with VIEs and about any significant changes in risk exposure as a result of that involvement.

        The new guidance is effective at the start of a reporting entity's first fiscal year beginning after November 15, 2009, and all interim and annual periods thereafter. The Company adopted the new guidance on January 1, 2010 and the disclosure requirements of the new guidance were retrospectively applied for all the periods presented in this consolidated financial statements.

        The Company has four VIEs, which it has consolidated under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of the VIEs. Because the Company, through its subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from the VIEs. The Company continues to consolidate the VIEs upon the adoption of the new guidance which therefore, other than for additional disclosures, had no accounting impact.

Risks in relation to the VIEs' structure

        The Company believes that Bona New World's contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

        The Company's ability to control the VIEs also depends on the power of attorney the Bona New World has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

        In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

1)
revoke the business licenses or other licenses or permits of the Group;

2)
discontinue or restrict the conduct of any transactions within the Group;

3)
impose fines, confiscating the income of the VIEs or the income, confiscating films or equipment, or imposing other requirements with which the Group may not be able to comply; or

4)
require the Group to restructure the relevant ownership structure or operations;

5)
restrict or prohibit the Company's use of the proceeds of IPO to finance the business and operations in China.

        The imposition of any of these penalties may result in a material adverse effect on the Group's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs.

        The following consolidated information of the VIEs and their subsidiaries was included in the accompanying consolidated financial statements with intercompany balance eliminated:

	December 31,
	2010	2011
Total current assets	36,224,564	59,616,184
Total non-current assets	74,605,128	96,409,193

Total assets	110,829,692	156,025,377

Total current liabilities	50,964,207	76,539,817
Total non-current liabilities	6,402,431	413,219

Total liabilities	57,366,638	76,953,036

	Years ended December 31,
	2009	2010	2011
Net revenue	36,111,044	44,326,027	116,911,572
Net income	5,825,288	11,210,654	18,046,991

	Years ended December 31,
	2009	2010	2011
Net cash (used in) provided by operating activities	(21,067,130)	(17,350,381)	33,427,159
Net cash used in investing activities	(613,335)	(3,245,910)	(17,137,921)
Net cash provided by (used in) financing activities	22,281,080	19,006,317	(12,406,973)

        There are no consolidated VIEs' assets that are collateral for the VIE's obligations and can only be used to settle the VIEs' obligations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.
Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

b.
Principles of consolidation

        The Group's consolidated financial statements included the financial statements of Bona Film Group Limited, its subsidiaries, VIEs and VIEs' subsidiaries. All intercompany transactions and balances were eliminated in consolidation.

c.
Use of estimate

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include fair value of the Company's ordinary shares, fair value of warrants, impairment of property and equipment and intangible assets, impairment of goodwill, impairment of distribution rights and production costs, valuation allowance for deferred tax assets, film participation liabilities, film participation expense, amortization of distribution rights and production costs, share-based compensation, and purchase price allocation for business acquisition.

d.
Lease accounting

        The Group evaluates each lease for classification as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if substantially all of the benefits and risks of ownership have been transferred to the lessee at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease. If the lease agreement calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term as deferred lease expense. The Group determines the straight-line rent expense impact of an operating lease upon inception of the lease. In leases containing both scheduled rent increases and contingent rents on the box office sales, only the fixed component of the lease payments are recognized on a straight-line basis over the lease term. Contingent rents are expensed or accrued in the period when the box office sales are recognized.

e.
Cash and cash equivalents

        Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

f.
Term deposits

        Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.

g.
Restricted cash

        Restricted cash is related to the box office receipts from certain films deposited in specific accounts required by the banks as guarantees for short-term loans with the banks.

h.
Distribution rights

        Distribution rights include the unamortized costs of films for which the Group has acquired distribution rights, including completed films and films in production. In certain cases, the Group also shares the net profit of the film with the producers but does not receive any proportionate interest in the copyright of the film.

        Costs of acquiring film distribution rights are amortized using the individual-film-forecast method, whereby these costs are amortized in the proportion that current year's revenue bears to management's current estimate of ultimate revenue expected to be recognized from the exhibition or sub-licensing of the films.

        Film ultimate revenues include estimates of revenues from all markets and territories, including revenues associated with theatrical release of the film, revenues associated with home video sales, licensing sales to broadcast or cable networks. Film ultimate revenues forecasts include estimates over a period not to exceed ten years following the date of the film's initial release. Estimated ultimate revenues are revised at least annually.

i.
Production costs

        Production costs include expenditures for the production and acquisition of proportional copyright of films by the Group. Production costs include costs of productions and acquired proportional copyright of films which have been completed and costs of productions which are still in production. For films completed and on release, the related capitalized costs are amortized using the individual-film-forecast method, whereby these costs are amortized in the proportion that current year's revenue bears to management's current estimate of ultimate revenue expected to be recognized from the exhibition or licensing of the films.

        Most of the Group's bank borrowing and other borrowings are dedicated to fund the production of its films. Capitalization of interest costs commences when a film is set for production and ends when a film is substantially complete and ready for distribution. The interest eligible for capitalization includes interest expense on bank borrowing and other borrowing.

        The Group enters into arrangements with third parties to jointly finance the production of some of its films and the Group distributes the film. The Group and the investors co-own the copyright and share the profit or loss of the film. The form of the arrangement is the sale of an economic interest in a film to an investor. The Group records the amount received from the investor as a reduction of its capitalized film costs, as the investor assumes full risk for that portion of the film asset acquired in these transactions.

j.
Impairment of distribution rights and production costs

        The Group reviews the distribution rights and production costs for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of the distribution rights and production costs may no longer be recoverable. The valuation of distribution rights and production costs is reviewed on a title-by-title basis. The fair value of the film is determined using management's future revenues and costs estimates and a discounted cash flow approach. Additional amortization is recorded in the amount by which the unamortized costs exceed the estimated fair value of the film. The Group will not subsequently restore any amounts written off in previous fiscal years.

k.
Property and equipment, net

        Property and equipment, net are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Film projection equipment	15 years
Furniture and office equipment	5 years
Transportation equipment	5 years
Leasehold improvements	lesser of original lease term or estimated useful life
l.
Acquired intangible assets with definite lives

        Acquired identifiable intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed based on the straight-line method over the following estimated average useful lives, which are as follows:

Membership	1.8 years
Favorable lease	1-4.5 years
m.
Acquired intangible assets with indefinite lives

        If an acquired intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is evaluated annually or more frequently if event and circumstances indicate that it might be impaired. Such impairment test consists of comparing the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Intangible assets with indefinite life represent movie theater licenses acquired through business acquisition of 10 movie theaters.

n.
Impairment of long-lived assets and intangible assets with definite life other than distribution rights and production costs

        Long-lived assets, such as property and equipment and definite-lived intangible assets, other than distribution rights and production costs, are stated at cost less accumulated depreciation or amortization. The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives, other than distribution rights and production costs, whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it expected to result from the use and eventual disposition of the asset. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

o.
Cost method investment

        For investment in an investee over which the Group does not have a significant influence, the Group carries the investment at cost and recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the investor. The Group reviews the cost method investment for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

p.
Equity method investments

        A company that is not consolidated, but over which the Group exercises significant influence, is accounted for under the equity method of accounting. Whether or not the Group exercises significant influence with respect to an affiliate depends on an evaluation of several factors including, among others, representation on the affiliated company's board of directors, impact of commercial arrangements, and ownership level, which is generally a 20% to 50% interest in the voting securities of the affiliated company. Under the equity method of accounting, the affiliated company's accounts are not reflected within the Group's consolidated balance sheets and statements of operations; however, the Group's share of the earnings or losses of the affiliated company is reflected in the caption "Equity in (loss) earnings of affiliated companies" in the consolidated statements of operations.

        When the Group's carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Group's consolidated financial statements unless the Group guaranteed obligations of the affiliated company or has committed additional funding. When the affiliated company subsequently reports income, the Group will not record its share of such income until it equals the amount of its share of losses not previously recognized.

        An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

q.
Goodwill

        The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.

        Goodwill is not amortized but is evaluated annually or more frequently if event and circumstances indicate that they might be impaired. The Group performs a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

r.
Film production financing

        To fund production of its films, the Group obtains financing through bank borrowings, and a variety of arrangements with other investors which are described below.

Other borrowings

        If the Group guarantees the third party provider of finance a fixed rate of return on the principal over a fixed term of period, the cash received from these investors is classified on the balance sheet as other borrowings. The Group accrues interest expense on other borrowings using the fixed rate of return.

Film participation liabilities

        For other financing, where the Group gives the third party provider of finance a fixed percentage of the film's worldwide net income, or a fixed percentage of the film's worldwide net income with guarantee of minimum rate of return on the principal, the cash received from these investors is accounted for as film participation liabilities, as the Group retains copyrights of the films and the arrangements do not involve sale of a proportionate undivided interest in the copyright to the third party participants.

        Under those arrangements where the participant is entitled to a share of the respective film worldwide net income, the Group records the participant's share of net income in film participation expense based on an effective interest rate method on an individual film-by-film basis. The Group starts to accrue for participation expense from the initial exhibition of the film. The effective interest rate is calculated based on the initial investments by the third party participants and a series of future cash outflows to the participants estimated by the Group using the same estimates of revenue determined in using the individual-film-forecast method as discussed above under amortization of its own production costs. The rate is then applied to the outstanding film participation liabilities balance specific to the film to determine the current period's film participation expense related to that film.

        If a film underperforms, the final redemption amount is estimated to be lower than the amount originally invested by third party participants. A negative effective interest rate is calculated and applied to the outstanding film participation liabilities balance to determine the current period's reduction of film participation expense.

        Under those arrangements where the participant is entitled to a share of the respective film worldwide net income with guarantee of a minimum rate of return on the principal, if at any point of time, the management determines that the accrued film participation financing liability is not sufficient to cover the guaranteed minimum rate, an additional liability will be accrued based on the guaranteed minimum rate of return.

        Film participation liabilities that are expected to be paid in one year after the period end are classified as current liabilities. The remaining film participation liabilities are classified as non-current liabilities.

s.
Revenue recognition

        The Group recognizes film-related revenues from the arrangements described as follows:

Film Distribution revenues

        The Group acquires film distribution rights as the principal or a participating distributor in mainland China and overseas from film producers.

        As the principal distributor, the Group recognizes distribution revenues when the films are exhibited in movie theaters. After the payments by the movie theaters of taxes and other governmental charges and deductions by movie theaters and theater circuits of their respective shares of the box office sales, the remaining amount (the "Distributable Amount") is remitted to the Group which the Group accounts for as its distribution revenues.

        The Group then shares the Distributable Amount with the film producer pursuant to the terms of the distribution agreement under which the Group is typically entitled to a fixed percentage of the Distributable Amount as its fees (the "Distribution Fees"). The Distributable Amount, after further deductions of the Distribution Fees and print and marketing expenses, except in rare cases where not reimbursable by the producer, is paid or payable to the producer and is accounted for as a cost of distribution revenues.

        The Group also generates revenues from advertising services such as "in-film" advertising, pre-screening advertising, selling poster space and promotions of films. Revenues from advertising services are recognized as advertisement is shown or upon services provided. Cost of advertising services primarily consists of the cost of acquiring advertising airtime.

        The Group also cooperates with other distributors to distribute films as a participating distributor but is not the primary obligor under the distribution arrangement and shares a fixed percentage of the distribution fees received by the principal distributor as the Group's commissions pursuant to its arrangement with the principal distributor. The Group records these commissions as its distribution revenues.

        For certain films the distribution rights of which are acquired by the Group, the Group sub-licenses such rights to international third party distributors and domestic and international non-theatrical channels including television and Internet companies for a particular term. Revenues from such sub-licensing arrangements are recognized when the following criteria are met: (i) an arrangement has been signed with a customer, (ii) the customer's right to use or otherwise exploit the intellectual property has commenced and there is no requirement for significant continued performance by the Group, (iii) licensing fees are either fixed or determinable and (iv) collectability of the fee is reasonably assured.

Copyright and participation revenues

        When the Group is not the principal distributor, but participates in the financing of film production in which the Group may also acquire all, a portion or none of the legal copyright in relation to the film, and bears a portion of the costs of financing, production, prints, promotion and advertising pursuant to the terms of the agreement for the production of the film, it generates revenues from such film production participation as follows:

  (a)
  Where the Group is entitled to receive a certain percentage of the net profit of the film, it periodically receives a report from the film producer about the net profit or loss of the film. The Group records its share of the net profit of the film into revenue according to the report.

  (b)
  In the case of licensing the Group's copyrights to international third party distributors and to other domestic and international non-theatrical channels, including television and Internet companies, for a particular term, the Group recognizes copyright revenues when the following criteria are met: (i) an arrangement has been signed with a customer, (ii) the customer's right to use or otherwise exploit the intellectual property has commenced and there is no requirement for significant continued performance by the Group, (iii) licensing fees are either fixed or determinable and (iv) collectability of the fee is reasonably assured.

Talent agency revenues

        The Group also acts as a talent agent for certain artists, where in certain cases the Group signs the service contract with the third party and in other cases, the Group and the artist together sign the service contract with the third party.

        Where the Group signs the service contract with third parties and is the primary obligor, the Group reports the gross amount of the service as revenue. Where the Group and the artist together sign the contract with a third party, the Group reports revenue at the total service amount net of the payment to the artist. For arrangements where the Group records the gross amount as its revenue, cost of talent agency service primarily consists of compensation paid to artists.

Movie theater revenues

        Revenues are recognized when admissions and concession sales are received at the box office. Other revenues primarily consist of screen advertising. Screen advertising revenues are recognized over the period that the related advertising is delivered on-screen or in-theatre. The Group records proceeds from the sale of prepaid membership cards and other prepaid certificates in deferred revenues and recognizes admissions revenue and concession revenue when the card or certificate is consumed. The Group recognizes unredeemed prepaid certificates as revenue upon expiration of the membership cards or certificates.

t.
Business tax and film industry development fund levy

        From 2004 to 2013, Baichuan and Zhejiang Bona's share of movie theaters' box office revenues in the PRC are exempted from business tax. The Group's other PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to business taxes at the rate of 3.3%-5.5% on certain types of services and the related revenues are presented net of business taxes incurred. Business taxes deducted in arriving net revenue for the years ended December 31, 2009, 2010 and 2011 totaled $349,172, $1,012,573 and $2,076,930, respectively.

        In addition, movie theater revenues is subject to mandatory contribution to film industry development fund levied at the rate of 5% on box office receipts and the related revenues are presented net of mandatory contribution to film industry fund incurred. Film industry development fund deducted in arriving net revenue during 2009, 2010 and 2011 totaled nil, $533,209 and $1,230,836, respectively.

u.
Income taxes

        Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forwards and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

        The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2009, 2010 or 2011, respectively.

v.
Comprehensive income

        Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statement of equity and comprehensive income.

w.
Noncontolling interest

        Effective January 1, 2009, the Group adopted an authoritative pronouncement issued by the Financial Accounting Standards Board (the "FASB") regarding the noncontrolling interest in consolidated financial statements. The pronouncement requires noncontrolling interest to be separately presented as a component of equity of the consolidated financial statements. The presentation regarding noncontrolling interest was retroactively applied for all the presented period.

x.
Beneficial conversion feature

        For convertible instruments, a beneficial conversion feature is calculated at its intrinsic value (that is, the difference between the conversion price and the fair value of the ordinary stock into which the instrument is converted into, multiplied by the number of shares into which the instrument is convertible) at the commitment date. A portion of the proceeds from issuance of the convertible instruments, equal to the intrinsic value, is then allocated to additional paid-in capital.

        For convertible instruments that have a stated redemption date (such as debt and mandatorily redeemable preferred share), the discount resulting from recording a beneficial conversion option is accreted from the date of issuance to the stated redemption date of the convertible instrument, regardless of when the earliest conversion date occurs. In circumstances in which the instrument is converted prior to amortization of the full amount of the discount, the remaining unamortized discount at the date of conversion is immediately recognized as interest expense or as a dividend, as appropriate.

y.
Foreign currency translation

        The functional currency of the Company is the United States dollar ("U.S. dollars"). The financial records of the Group's subsidiaries and VIEs located in the PRC and Hong Kong are maintained in their local currencies, the Renminbi ("RMB"), and Hong Kong Dollar ("HK$"), respectively, which are also the functional currencies of these entities.

        Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

        The Group's entities with functional currency of RMB and HK$ translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

z.
Foreign currency risk

        RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents, term deposits and restricted cash of the Group included aggregate amounts of $2,471,529 and $7,624,166, which were denominated in RMB, at December 31, 2010 and 2011, respectively, representing 3% and 25% of the cash and cash equivalents, term deposits and restricted cash at December 31, 2010 and 2011, respectively.

aa.
Share-based payments

        Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

        Share-based payments issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

bb.
Concentration of credit risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places its cash and cash equivalents and term deposits with financial institutions located in the PRC and Hong Kong.

        The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. Information relating to the Group's major customers is summarized in Note 25.

cc.
Net income (loss) per share

        Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period.

        Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

        The Group had convertible redeemable preferred shares, warrants and share options, which could potentially dilute basic earnings per share. To calculate the number of shares for diluted income per share, the effect of the convertible redeemable preferred shares is computed using the as if-converted method; the effect of the warrants and stock options is computed using the treasury stock method.

dd.
Fair value

        Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

        Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

  •
  Level 1—inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

  •
  Level 2—inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3—inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, is counted cash flow models, and similar techniques.

ee.
Fair value of financial instruments

        Financial instruments include cash and cash equivalents, term deposit, restricted cash, accounts receivable, cost method investment, equity method investment, accounts payable, amounts due from/to related parties, warrants, bank borrowings, other borrowings and film participation liabilities.

        The warrants are carried at fair value. The carrying values of cash and cash equivalents, term deposit, restricted cash, accounts receivable, accounts payable and amounts due from/to related parties approximate their fair values due to short-term maturities. The fair value of bank borrowings, other borrowings and film participation liabilities approximates their carrying value. Estimates of fair values of cost and equity method investments other than those subjected to other than temporary impairment are not readily available.

ff.
Business combinations

        Business combinations are recorded using the acquisition method of accounting. Acquisition costs are allocated to the assets and liabilities the Group acquired based on their fair values with goodwill being the excess value over the net identifiable assets acquired.

        The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interests of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

        Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

        Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

gg.
Recently issued accounting standards

        In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

  •
  Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

  •
  Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

  •
  Premiums or discounts in fair value measure—the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

  •
  Fair value of an instrument classified in a reporting entity's shareholders' equity—the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

  •
  Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

  •
  For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

  •
  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

        The guidance is to be applied prospectively and effectively for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

        In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The Group does not expect the adoption of these pronouncements to have a significant impact on its consolidated financial statements.

        In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group has not early adopted this pronouncement and does not expect the adoption of these pronouncements has a significant impact on its financial condition or results of operation.

ACQUISITION	12 Months Ended
Dec. 31, 2011
ACQUISITION
ACQUISITION

3. ACQUISITION

(a)
Acquisition of Beijing Bona Cineplex

        On April 23, 2010, the Group, through Bona Film and Culture, acquired Beijing Bona International Cineplex Investment & Management Co., Ltd. ("Beijing Bona Cineplex"), a PRC based company which holds three subsidiaries and focuses on cineplex business in the PRC. Beijing Bona Cineplex holds 60% of the equity of one of the subsidiaries, Shanghai Bona Yinxing Cinema Development Co., Ltd., and 100% of the equity of the other two subsidiaries. At the same time, the Group acquired Beijing Bona Youtang Cineplex Management Co., Ltd. ("Bona Youtang"), which also focuses on cineplex business in the PRC. Both Beijing Bona Cineplex and Bona Youtang were owned by Skillgreat Limited, which is 100% owned by the Group's primary shareholder, Mr. Dong Yu. The total consideration comprised of 5,810,320 ordinary shares of the Company with a fair value of $4.50 per share issued to Skillgreat Limited and cash of $5,337,243 which was settled as an offset against the amount that the Company was owed by Mr. Dong Yu. The acquisition-related transaction costs of $20,000 were expensed as general and administrative expenses when incurred.

        The fair value of the Company's ordinary shares as of the date of acquisition was estimated by management with the assistance of American Appraisal China Limited, an independent valuer. The discounted cash flow method of the income approach was used to assess the fair value of the Company's ordinary shares as of the date of acquisition. The determination of the fair value of the Company's ordinary shares requires complex and subjective judgments to be made regarding the Company's projected financial and operating results, unique business risks, the liquidity of the ordinary shares, and operating history and prospects at the time of valuation.

        The major assumptions used in calculating the fair value of ordinary shares as of the date of acquisition of $4.50 per ordinary share included:

Weighted average cost of capital, or WACC	22%
Discount for lack of marketability, or DLOM	16%

        The income approach involves applying appropriate discount rates to estimated cash flows that are based on earnings forecasts. The assumptions used in deriving the fair values are consistent with the Company's business plan. These assumptions include: no material changes in the existing political, legal and economic conditions in China; the Company's ability to retain competent management, key personnel and staff to support its ongoing operations; and no material deviation in market conditions from economic forecasts. These assumptions are inherently uncertain. The risk associated with achieving the Company's forecasts were assessed in selecting the appropriate discount rates.

        The acquisitions were completed in April 2010 and the results of Beijing Bona Cineplex and Bona Youtang have been included in the Group's consolidated financial statements since the acquisition date. A net revenue of $11,333,193 and a net income of $388,985 generated by the acquired movie theaters after the acquisition date were included in the Group's consolidated financial statements for the year ended December 31, 2010.

        The Group has accounted for these transactions as an acquisition and not as a reorganization of entities under common control. Pursuant to the Company's articles of association, the following matters among others need to be approved by the Series A preferred shareholders: (1) the adoption of the annual budget of any of the Company's subsidiaries or affiliated entities; (2) the appointment or removal or settlement of the terms of appointment of any senior manager (including any chief financial officer, chief operating officer or chief technology officer) of any of the Company's subsidiaries or affiliated entities; (3) approval, or making adjustment or modifications to the terms of transactions involving the interest of any director, shareholder or related party any of the Company's subsidiaries or affiliated entities, including but not limited to the making of any loans or advances, whether directly or indirectly, or the provision of any guarantee, indemnity or security for or in connection with any indebtedness of liabilities of any director or shareholder of any of the Company's subsidiaries or affiliated entities. In July 2009, upon the issuance of Series B preferred shares, the Series B shareholders had the same rights. These rights allow the noncontrolling shareholders to participate in decisions that relate to the ordinary course of the Company's business and prevent the majority ordinary shareholder, Mr. Yu, from exercising control over the Company's operating and financial policy decisions. As a consequence, Mr. Dong Yu lost control of the Company upon the issuance of Series A preferred shares in July 2007.

Total purchase price:
Cash consideration	5,337,243
Fair value of shares issued	26,123,194

31,460,437

		Estimated useful life
Cash and cash equivalents	1,483,252
Inventory	93,832
Current liabilities	(10,661,554)
Property and equipment, net	12,714,866
6 movie theater licenses	1,911,290	Indefinite
Membership	58,651	1.8 years
Favorable lease	557,185	2 years
Non-current deferred tax liability	(153,959)

Total net assets acquired	6,003,563
Noncontrolling interests	(2,071,408)

Goodwill	27,528,282

        In the acquisition, the Group determined the fair value and useful life of the intangible assets acquired based on the following:

  (i)
  The movie theater licenses acquired are film exhibition licenses issued by local film administration authorities that allow the Group to exhibit movies. The terms of the film exhibition licenses range from one to three years and are renewable upon inspection of the issuing authority. Since the government has been promoting the gradual liberalization of the film industry, the Group believes local film administration authorities normally grant the licenses to applicants as long as they can fulfill fixed asset investment and other relevant regulatory requirements. Therefore, the Group believes the licenses can be applied for and obtained through reasonable expenditure, without undue cost or time. Based on the above analysis, the Group concluded the cost approach should be applied for the determination of the fair value of the licenses. The cost approach takes into consideration the estimated staff costs, opportunities for fixed asset investment and overhead cost incurred for application of the licenses. The Group estimated the license has an indefinite life because the Group will renew it in the foreseeable future and do not expect that the Group will require substantial costs to renew or extend the licenses' legal life.

  (ii)
  As of the acquisition date, 41,657 individuals were registered as members of Beijing Bona Cineplex and Beijing Youtang and those members can purchase movie tickets at discounted price. The fair value of movie theater memberships was appraised by "excess earning method" which takes into consideration the projected cash flow to be generated from the members. The most significant estimates and assumptions inherent in the approach the Group used to value movie theater membership are the estimated revenues and margin derived from sale of tickets to the members and the discount rate. The resulting cash flow is discounted at a rate approximating the estimated cost of equity of Beijing Bona Cineplex and Beijing Youtang, which reflects a market participant's required rate of return for investing in the subject intangible asset. The terms of the membership range from one to five years with a weighted average of 1.8 years. The useful life of movie theater membership was determined based on the period over which the intangible asset will generate cash flow to the Group in the future.

  (iii)
  The fair value of favorable leases was determined by the incremental cash flow approach, which takes into consideration the projected rental expenses to be saved by virtue of ownership of lease agreements at rates more favorable than market rate. The most significant estimates and assumptions inherent in the approach that the Group used to value the favorable leases were the market rates for renting the premise of those movie theaters and the discount rate. The resulting rental saving was discounted at a rate approximating the estimated cost of equity of Beijing Bona Cineplex and Bona Youtang, which reflected a market participant's required rate of return for investing in the subject intangible asset.

        The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) group of customers (most movie theater customers are walk-in) that are not known or identifiable to Beijing Bona Cineplex and Bona Youtang; (b) presence in geographic market and locations. The acquired goodwill is not deductible for tax purposes.

(b)
Acquisition of Bona Yinglong

        On July 28, 2010, to further expand the Group's talent agency business the Group through Bona Film and Culture acquired the remaining 60% equity interest of Beijing Bona Yinglong Culture Agency Company Ltd. ("Bona Yinglong", has been renamed to Beijing Bona Xingyi Culture Agency Company Ltd.) with a total cash consideration of $442,804 (equivalent to RMB3 million). After the acquisition, it became a 100% consolidated VIE's subsidiary of the Group. A net revenue of nil and a net loss of $1,242 generated by Bona Yinglong after the acquisition date were included in the Group's consolidated financial statements for the year ended December 31, 2010.

        The purchase price allocation of the transaction was determined by the Group, and the following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition.

Total purchase price:
Cash consideration	442,804
Fair value of investment in Yinglong	203,130

645,934

Cash and cash equivalents	738,014
Other receivable	6,839
Current liabilities	(230,309)

Total net assets acquired	514,544
Goodwill	131,390

(c)
Acquisition of 10% equity interest from a noncontrolling interest

        On November 22, 2010, the Group acquired the remaining 10% equity interest in Baichuan with a total cash consideration of $762,098 (equivalent to RMB 5,061,400) which resulted in an increase of $683,434 in additional paid-in capital and after the acquisition, it became a 100% consolidated VIE of the Group.

(d)
Acquisition of Alpha Speed Limited and Bona Starlight

        On July 1, 2011, the Group, through the Company and Beijing Bona Cineplex, acquired Alpha Speed Limited, a BVI company and Bona Starlight, a PRC company which holds five subsidiaries and focuses on cineplex business in the PRC with a total cash consideration of $30,938,201, of which $3,064,993 was settled as an offset against the amount that the Group was owed by Mr. Dong Yu and $2,383,260 was not paid yet as of December 31, 2011. Prior to the acquisition, Alpha Speed Limited was 51% owned by Skill Great Limited, which is 100% owned by the Group's primary shareholder, Mr. Dong Yu, and Bona Startlight was also 51% owned by the Group's primary shareholder, Mr. Dong Yu. After the acquisition, The Group holds 100% of the equity interest of Alpha Speed Limited and Bona Starlight, which holds 51% of the equity of one of the subsidiaries, Mangguo Cinema, and 100% of the equity of the other four subsidiaries.

        The Group has accounted for these transactions as a business acquisition. A net revenue of $5,207,607 and a net loss of $2,286,838 generated by the acquired movie theaters after the acquisition date were included in the Group's consolidated financial statements for the year ended December 31, 2011.

        The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Total purchase price:
Cash consideration	30,938,201

		Estimated useful life
Cash and cash equivalents	1,379,343
Net current liabilities	(7,912,067)
Construction in Progress	1,831,707
Property and equipment, net	16,758,400
4 movie theater licenses	417,666	Indefinite
Favorable lease	1,902,699	1-4.5 years
Non-current deferred tax liability	(475,675)

Total net assets acquired	13,902,073
Noncontrolling interests	(1,160,492)
Goodwill	18,196,620

        In the acquisition, the Group determined the fair value and useful life of the intangible assets acquired based on the following:

  (i)
  The movie theater licenses acquired are film exhibition licenses issued by local film administration authorities that allow the Group to exhibit movies. The terms of the film exhibition licenses range from one to three years and are renewable upon inspection of the issuing authority. Since the government has been promoting the gradual liberalization of the film industry, the Group believes local film administration authorities normally grant the licenses to applicants as long as they can fulfill fixed asset investment and other relevant regulatory requirements. Therefore, the Group believes the licenses can be applied for and obtained through reasonable expenditure, without undue cost or time. Based on the above analysis, the Group concluded the cost approach should be applied for the determination of the fair value of the licenses. The cost approach takes into consideration the estimated staff costs, opportunities for fixed asset investment and overhead cost incurred for application of the licenses. The Group estimated the license has an indefinite life because the Group will renew it in the foreseeable future and do not expect that the Group will require substantial costs to renew or extend the licenses' legal life.

  (ii)
  The fair value of favorable leases was determined by the incremental cash flow approach, which takes into consideration the projected rental expenses to be saved by virtue of ownership of lease agreements at rates more favorable than market rate. The most significant estimates and assumptions inherent in the approach that the Group used to value the favorable leases were the market rates for renting the premise of those movie theaters and the discount rate. The resulting rental saving was discounted at a rate approximating the estimated cost of equity of Bona Starlight which reflected a market participant's required rate of return for investing in the subject intangible asset.

        The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) group of customers (most movie theater customers are walk-in) that are not known or identifiable to Bona Starlight; (b) presence in geographic market and locations. The acquired goodwill is not deductible for tax purposes.

        The following pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2010 and 2011 as if the acquisitions of Beijing Bona Cineplex and Alpha Speed Limited & Bona Starlight had occurred on January 1, 2010. The following pro forma financial information has been prepared for comparative purpose only and is not necessarily indicative of the results that would have been had the acquisitions been completed at the beginning of the periods presented, nor is it indicative of future operating results:

	For the year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)
Pro forma net revenue	56,530,358	128,145,040
Pro forma net income (loss)	(6,115,273)	12,019,253

ACCOUNTS RECEIVABLES	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLES
ACCOUNTS RECEIVABLES

4. ACCOUNTS RECEIVABLES

        Net accounts receivable consists of the following as of December 31, 2010 and 2011:

	December 31,
	2010	2011
Accounts receivable	15,248,519	42,340,033
Allowance for doubtful accounts
Beginning balance as of January 1	21,968	22,727
Reversal of allowance against profit and loss	(21,968)	—
Additional allowance during the year	22,727	673,414
Exchange effect	—	1,105

Less: ending balance of allowance for doubtful accounts	22,727	697,246

Accounts receivable, net	15,225,792	41,642,787

        As the Group generally does not have credit risk in movie theaters box office sales, allowance for doubtful accounts primarily relates to accounts receivable from film licensing revenues, advertising and talent agency services.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

        Prepaid expenses and other current assets consist of the following at:

	December 31,
	2010	2011
Amounts due from third parties	8,261,813	5,690,605
Prepaid film costs on behalf of other investors	—	6,370,486
Prepaid film costs	484,848	1,319,074
Promotion and print costs paid on behalf of film producers	2,216,551	2,264,984
Loan and interest receivable from producers of TV series	1,969,697	1,811,278
Interests receivable	—	171,861
Prepaid advertising expenses	964,591	1,122,180
Rental deposits and prepaid rental expenses	891,583	2,667,121
Deposit for acquisition	303,030	317,768
Prepayment for an investment	—	1,200,000
Advances to employees	237,262	849,191
Deposits paid for acquisition of property and equipment	—	2,478,320
Prepaid sales tax	—	447,514
Other prepaid expenses	330,040	624,966

Total	15,659,415	27,335,348

        Amounts due from a third party represent receivables from third parties for working capitals and expenses the Group paid on behalf of an independent third party. Prepaid film cost represents amounts paid to secure the service of individuals to be the directors or actors or actresses of films over the next year. The prepaid film cost will be included in the production cost and amortized on a film-by-film basis upon the completion of related films. The one-year loans and interest receivables from producers of TV series represent the Group's investment in TV series, which currently has a fixed rate of return. The deposit for acquisition is the deposit paid in November 2010 for acquiring the remaining 10% equity interest in Baichuan from Poly Film Investment Co. Ltd and will be returned in 2012.

DISTRIBUTION RIGHTS	12 Months Ended
Dec. 31, 2011
DISTRIBUTION RIGHTS
DISTRIBUTION RIGHTS

6. DISTRIBUTION RIGHTS

	2010	2011
Released:
Beginning balance as of January 1	1,095,324	850,155
Addition	2,959,996	1,744,977
Amortization	(3,233,192)	(2,331,266)
Exchange difference	28,027	27,177

Ending balance as December 31	850,155	291,043
In production and not released	1,415,446	3,372,923

Total	2,265,601	3,663,966

        In the year 2011, based on the economic performance and public acceptance of the films, the management decreased the estimate of the ultimate oversea revenue expected to be realized for three films, as a result, the Group incurred additional amortization of $514,227 for the year ended December 31, 2011. The portion of the costs of the completed films that are expected to be amortized during the twelve months after December 31, 2011 is $266,819, and the Group expects to amortize 100% of such costs within three years from December 31, 2011.

PRODUCTION COSTS	12 Months Ended
Dec. 31, 2011
PRODUCTION COSTS
PRODUCTION COSTS

7. PRODUCTION COSTS

	2010	2011
Beginning balance for completed films as of January 1	9,662,234	7,714,809
Addition	14,347,688	57,705,841
Amortization	(16,502,364)	(37,116,065)
Exchange difference	207,251	521,054

Subtotal for completed films	7,714,809	28,825,639

Beginning balance for films in production and not released as of January 1	9,866,326	57,101,069
Addition	61,375,450	40,236,802
Transfer to completed films	(14,347,688)	(57,705,841)
Exchange difference	206,981	1,387,153

Subtotal for films in production and not released	57,101,069	41,019,183

Ending balance as December 31	64,815,878	69,844,822

        In the year 2011, based on the economic performance and public acceptance of the films, the management decreased the estimate of the ultimate oversea revenue expected to be realized for three films and a TV series. As a result, the Group incurred additional amortization of $1,602,701 for the year ended December 31, 2011. The portion of the costs of the completed films that are expected to be amortized during the twelve months after December 31, 2011 is $16,961,177, and the Group expects to amortize 81% of such costs within three years from December 31, 2011.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net consists of the following at:

	December 31,
	2010	2011
Film projection equipment	5,778,810	14,326,138
Furniture and office equipment	561,942	1,153,175
Transportation equipment	545,443	670,068
Leasehold improvements	10,202,639	26,015,895

	17,088,834	42,165,276
Less: accumulated depreciation	(2,590,530)	(5,113,981)

	14,498,304	37,051,295
Construction in progress	—	3,157,152

Property and equipment, net	14,498,304	40,208,447

        Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was $143,001, $840,677 and $2,032,836, respectively.

COST METHOD INVESTMENT	12 Months Ended
Dec. 31, 2011
COST METHOD INVESTMENT
COST METHOD INVESTMENT

9. COST METHOD INVESTMENT

        In April 2008, the Group invested $28,565 for 16.67% of equity interest in Wuhan Lianzhong Digital Film Technology Co., Ltd. ("Wuhan Lianzhong"), a company established in the PRC that is mainly engaged in digital film production and distribution. In October 2011, the Group invested $62,909 for 10% of equity interest in Zhongda Helian Marketing Consulting Co., Ltd. ("Zhongda Helian"), a company established in the PRC that is mainly engaged in economic and trade advisory. The investments are accounted for using the cost method of accounting as the Group has no significant influence over the operation of Wuhan Lianzhong and Zhongda Helian. There was no gain or loss on the cost method investment recognized for the years ended December 31, 2009, 2010 and 2011.

INVESTMENT IN EQUITY AFFILIATES	12 Months Ended
Dec. 31, 2011
INVESTMENT IN EQUITY AFFILIATES
INVESTMENT IN EQUITY AFFILIATES

10. INVESTMENT IN EQUITY AFFILIATES

        The Group's equity method investee includes:

Investee	Amount invested	Legal ownership	Date invested	Business
Wisdom Sea Group Limited (BVI)(1)	$4	40%	January 2008	Shell company
Beijing Bona Yinglong Culture Agency Company Limited ("Bona Yinglong")(2)	$289,737	40%	June 2008	Artist agency
Beijing Bona Meitao Culture and Media Company Limited ("Bona Meitao")(3)	$573,235	51%	June 2008	Artist agency, film and television and television content production
(1)
Wisdom Sea Group Limited was dissolved in July 2010.

(2)
In July 2010, Bona Film and Culture acquired the remaining 60% equity shares of Bona Yinglong with consideration of $440,736 (equivalent to RMB3 million). As a result, Bona Yinglong became a subsidiary of the Group, and is consolidated in the consolidated financial statements starting from the year ended December 31, 2010. The fair value of the investment in 40% equity interest as of the acquisition date of the remaining 60% equity interest approximated its carry amount, and therefore, no remeasurement gains or losses were recognized in earnings.

(3)
As 51% shareholder, the Group is entitled to nominate three out of five board members of Bona Meitao. However any significant board resolutions related to operating and financing activities of Bona Meitao need two-third board members' approval. The Group concludes it does not have control over Bona Meitao, and has accounted for this investment on the equity basis.

        The Group's share of the equity method investees' profit or loss and distributions in 2010 and 2011 are as below:

	Bona Yinglong	Bona Meitao
Balance as of January 1, 2010	198,466	364,584
Share of (loss) profit for the year ended December 31, 2010	(21)	11,275
Distribution	—	(156,611)
Exchange difference	4,685	12,606
Elimination of equity investment due to the acquisition of remaining 60% interest	(203,130)	—

Balance as of December 31, 2010	—	231,854
Share of profit for the year ended December 31, 2011	—	3,062
Distribution	—	(185,712)
Exchange difference	—	6,136

Balance as of December 31, 2011	—	55,340

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

11. ACQUIRED INTANGIBLE ASSETS, NET

        The Group's acquired intangible assets were generated from the acquisition of 100% equity interest in Beijing Bona Cineplex on April 23, 2010 and Alpha Speed Limited and Bona Starlight on July 1, 2011 (Note 3). Acquired intangible assets, net consist of the following:

	December 31,
	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount
Acquired intangible assets with definite lives
Membership	58,651	(24,438)	34,213	58,651	(57,022)	—	1,629
Favorable lease	557,185	(208,944)	348,241	2,459,884	(855,482)	46,844	1,651,246

Total intangible assets definite lives	615,836	(233,382)	382,454	2,518,535	(912,504)	46,844	1,652,875
Acquired intangible assets with indefinite lives
Movie theater licenses	1,911,290	—	1,911,290	2,328,956	—	11,321	2,340,277

Total	2,527,126	(233,382)	2,293,744	4,847,491	(912,504)	58,165	3,993,152

        The amortization expenses for the years ended December 31, 2009, 2010 and 2011 were nil, $233,382 and $679,122, respectively. The Group expects to record amortization expenses of $816,628, $745,351 and $90,896 for the years ended December 31, 2012, 2013 and 2014, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

12. GOODWILL

        The Group's goodwill was generated from the acquisition of 100% equity interest in Bona Entertainment on July 1, 2008, the acquisition of 100% equity interest in Beijing Bona Cineplex on April 23, 2010, the acquisition of the remaining 60% equity interest of Bona Yinglong on July 28, 2010 and the acquisition of 100% equity interest in Alpha Speed Limited and Bona Starlight on July 1, 2011.

        Changes in the carrying amount of goodwill by reporting units, which are the same as reportable segments, for the year ended December 31, 2011 were as follows:

	Film distribution	Film production	Talent agency	Movie theaters	Total
Gross balance as of January 1, 2010	—	34,880	—	—	34,880
Goodwill acquired during the year	—	—	131,390	27,528,282	27,659,672
Exchange difference due to translation	—	(115)	3,483	838,490	841,858

Gross goodwill carrying amount	—	34,765	134,873	28,366,772	28,536,410
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2010	—	34,765	134,873	28,366,772	28,536,410

Gross balance as of December 31, 2010	—	34,765	134,873	28,366,772	28,536,410
Goodwill acquired during the period	—	—	—	18,196,620	18,196,620
Exchange difference due to translation	—	66	6,560	1,872,831	1,879,457

Gross goodwill carrying amount	—	34,831	141,433	48,436,223	48,612,487
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2011	—	34,831	141,433	48,436,223	48,612,487

        The Group performed its annual goodwill impairment tests on December 31 of each year and has not recorded any impairment loss of goodwill.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

        Accrued expenses and other current liabilities consist of the following at:

	December 31,
	2010	2011
Advance from third parties	7,320,415	79,442
Advance from customers	5,814,694	16,369,726
Other account payable to third parties	1,058,649	571,292
Payables for rental expenses	2,014,875	4,348,253
Business taxes and other tax payable	1,172,379	1,457,394
Accrued payroll, welfare and other social expenses	528,448	1,198,252
Accrued professional fee	1,667,606	832,368
Payables for acquisition of Alpha Speed Limited and Bona Starlight	—	2,383,260

Total	19,577,066	27,239,987

        Advance from third parties represents amounts payable to third parties for working capital. Advance from customers represents upfront payments received from customers for licensing fees. Other account payable to third parties primarily represents payables for film developing, printing, and advertising fees. Payables for rental expenses represent rental expense payable for cinemas. Accrued welfare and other social expenses were for the payments of miscellaneous welfare expense, pension, and other social insurance to employees of the Group. Accrued professional fee represent amounts payable to auditors and lawyers for professional services primarily.

BANK BORROWING	12 Months Ended
Dec. 31, 2011
BANK BORROWING
BANK BORROWING

14. BANK BORROWING

        In May 2009, the Group borrowed two bank loans with principals totaling $6,590,317 (equivalent of RMB45 million) from a PRC commercial bank on the condition that the loans would be invested in two specific films. The loans were repaid in 2010. The annual interest rate was 5.94% for the first 12 months, and then was adjusted to 110% of the annual interest rate published by People's Bank of China in May 2010. The two loans were personally guaranteed by the Company's principal shareholder, Mr. Dong Yu and his wife. The Group also pledged copyright to three films, including Bodyguards and Assassins, The Road Less Travelled and Overheard, as collateral.

        In March 2010, the Group borrowed a bank loan with a principal of $544,758 (equivalent of RMB3.7 million) from a PRC commercial bank. The loan was repaid in March 2011. The annual interest rate is 6.37%. Mr. Dong Yu pledged his personal property for this loan.

        During May to December 2010, the Group borrowed bank loans with a total principal of $22,303,808 (equivalent of RMB151.3 million) from two PRC commercial banks on the condition that the loans would be invested in six specific films. These loans were fully repaid in 2011. The annual interest rate is from 5.94% to 6.97% and from 5.94% to 7.27% for the year ended December 31, 2010 and 2011, respectively. The loans were repaid on a first priority basis with the box office receipts from such films and personally guaranteed by the Company's principal shareholder, Mr. Dong Yu.

        During January to February 2011, the Group borrowed bank loans with a total principal of $2,584,254 (equivalent of RMB17 million) from a PRC commercial bank on the condition that the loans would be invested in a film. These loans are to be repaid by February 11, 2012. The annual interest rate is from 6.97% to 7.87%. The loans are repaid on a first priority basis with the box office receipts from such film and personally guaranteed by the Company's principal shareholder, Mr. Dong Yu.

        In May 2011, the Group borrowed a bank loan with a principal of $3,077,586 (equivalent of RMB20 million) from a PRC commercial bank on the condition that the loan would be used for building cineplex. The loan is to be repaid by May 22, 2012. The annual interest rate is from 6.31% to 6.56%. The loan is guaranteed by the Bona Culture and $4 million of the Company's term deposit.

        In August 2011, the Group borrowed a bank loan with a principal of $4,676,175 (equivalent of RMB30 million) from a PRC commercial bank on the condition that the loan would be invested in a film. $31,454 (equivalent of RMB0.2 million) of the loan was repaid in December 2011, and the rest is to be repaid from April 12, 2012 to June 1, 2013. The annual interest rate is 7.32%. The loan is repaid on a first priority basis with the box office receipts from such film and guaranteed by the Company's principal shareholder, Mr. Dong Yu, and Zhejiang Bona.

        In December 2011, the Group borrowed a bank loan with a principal of $1,887,267 (equivalent of RMB12 million) from a PRC commercial bank on the condition that the loan would be invested in a TV series. The loan is to be repaid by December 27, 2012. The annual interest rate is 7.87%. The loan is guaranteed by the Company's principal shareholder, Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex.

        During March to September 2011, the Group borrowed bank loans with a total principal of $77,152 (equivalent of RMB0.5 million) from PRC commercial banks on the condition that the loans would be used for daily operation. These loans were all repaid by October 11, 2011. The annual interest rate is from 6.44% to 6.71%.

        Changes in the balances of bank borrowings for the years ended December 31, 2010 and 2011 are as follows.

	2010	2011
Beginning balances as of January 1	6,590,317	22,012,560
Additional bank borrowings	22,303,808	12,302,434
Bank borrowing acquired upon acquisition of movie theaters	544,758	—
Accrued interest	592,349	1,376,547
Payments of principal during the year	(8,113,214)	(22,566,691)
Payments of interest during the year	(550,577)	(1,379,854)
Exchange difference	645,119	816,810

Ending balances as of December 31	22,012,560	12,561,806

        Interest expenses accrued for loans were $164,157, $592,349 and $1,376,547 for years ended December 31, 2009, 2010 and 2011, respectively, in which $145,792, $403,795 and $1,081,178 were capitalized to production costs as of December 31, 2009, 2010 and 2011, respectively.

OTHER BORROWINGS	12 Months Ended
Dec. 31, 2011
OTHER BORROWINGS
OTHER BORROWINGS

15. OTHER BORROWINGS

        In June 2010, the Company entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $1,175,295 (equivalent of RMB8 million) and the Company guaranteed a return of 10% on the investment. The Group accrued an interest of $54,298 and $57,676 on this borrowing for the year ended December 31, 2010 and 2011, respectively using the effective interest rate of 10%. The loan and related interest was fully repaid in June 2011.

        In December 2010, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor paid $167,504 (equivalent of RMB1,115,075) to invest in production of a film and the investor will share the awards bonus related to the film with the Company as the investment return. There is no interest on this borrowing in 2011.

        The Company also entered into two similar agreements with other investors in October 2011. Under the agreements, the investors paid a total amount of $1,572,723 (equivalent of RMB10 million) to invest in production of a TV series. The Group guaranteed to pay the investor principal and accumulated interest of $1,866,887 (equivalent of RMB11.75 million) no later than October 2012. The Group accrued interest of $64,984 on this borrowing in 2011 using the effective interest rate from 15% to 20%.

        Changes in the balances of other borrowings for the years ended December 31, 2010 and 2011 are as follows.

	2010	2011
Beginning balance as of January 1	6,089,373	1,445,150
Received from investors	1,342,799	1,572,723
Accrued interest	271,654	122,660
Payments of principal made during the year	(5,942,595)	(1,231,034)
Payments of interest made during the year	(448,670)	(123,103)
Exchange difference	132,589	45,262

Ending balances as of December 31	1,445,150	1,831,658

        Interest expenses accrued for the other borrowing were $231,314, $271,654 and $122,660 for years ended December 31, 2009, 2010 and 2011, respectively, in which $207,333, and $50,740 and $64,984 were capitalized to production costs as of December 31, 2009, 2010 and 2011, respectively.

FILM PARTICIPATION FINANCING LIABILITIES	12 Months Ended
Dec. 31, 2011
FILM PARTICIPATION FINANCING LIABILITIES
FILM PARTICIPATION FINANCING LIABILITIES

16. FILM PARTICIPATION FINANCING LIABILITIES

        In the film production financing arrangements, the initial participation amounts provided by the third party investor for a fixed percentage of the film's worldwide net income of the invested film for 10 years from the initial exhibition of the film in the mainland China, and the amounts are reflected as a film participation liability. A film's worldwide net income is defined as the film's distribution revenue, less promotion and print costs, and distribution fees. The difference between the ultimate film participation expenses expected to be paid to participants and the amount provided by participants is amortized as a charge to or a reduction of film participation expense under the individual film-forecast-method.

        The table below summarizes the movement of film participation liabilities:

	2010	2011
Beginning balance as of January 1	9,899,787	16,516,169
Received from participants	10,772,250	3,998,964
Film participation expenses	696,101	321,100
Payments made during the year	(4,545,543)	(5,093,722)
Gain on extinguishment of liability(1)	(488,799)	—
Withholding tax	—	(118,721)
Exchange difference	182,373	600,429

Ending balances as of December 31	16,516,169	16,224,219

(1)
The participation agreement with one of the investors of film Bodyguards and Assassins was terminated in March 2010. As a result of a renegotiation, the Group only needs to repay the principal of $2,709,508 (equivalent RMB18.4 million) in September 2010, and the accrued interest expenses were waived. This was accounted for as an extinguishment of debt and resulted in a gain of US$488,799 for the year ended December 31, 2010.

        Film participation expenses accrued for the years ended December 31, 2009, 2010 and 2011 were $1,244,482, $696,101 and $321,100, respectively.

        Payments made during the year ended December 31, 2010 include film participation expenses of $190,782 and principal of $4,354,761 and payments made during the year ended December 31, 2011 include film participation expenses of $244,399 and principal of $4,849,323. The Group expects to pay $16,224,219 of the film participation financing liabilities during the twelve months after December 31, 2011.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

17. INCOME TAXES

        The current and deferred components of income tax expenses (benefits) are as follows:

	For the years ended December 31,
	2009	2010	2011
Income taxes expenses/(benefits):
Current
PRC	330,302	64,453	462,022
Hong Kong	9,305	91,966	99,884
Deferred
PRC	(960)	(65,366)	(88,364)

	338,647	91,053	473,542

Cayman Islands

        The Company is a tax-exempt entity incorporated in the Cayman Islands.

British Virgin Islands

        Under the current BVI law, income from Bona International is not subject to taxation.

Hong Kong

        Hong Kong adopts a territorial source principle of taxation. Only profits sourced in Hong Kong are taxable and those sourced elsewhere are not subject to Hong Kong Profits Tax. Provision of $9,305, $91,966 and $99,884 for Hong Kong Profits Tax were made for the years ended December 31, 2009, 2010 and 2011 at the Hong Kong profit tax rate of 16.5%, respectively.

PRC

        The EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Group's entities operating in the PRC was 25% with the following exceptions.

        Bona Advertising was subject to income tax at a special concession. The taxable income is deemed to be 6% of its revenues, for the year of 2009 as approved by the relevant local tax authority.

        Zhejiang Bona was established in Zhejiang in December 2008 as a cultural enterprise and it was exempted from income tax for the years of 2009, 2010 and 2011 pursuant to an approval by the relevant local tax authority in June 2009.

        The principle components of the Group's deferred income tax assets and liabilities are as follows:

	December 31,
	2010	2011
Deferred tax assets
Allowance for doubtful accounts	5,682	218,016
Accrued Payroll	31,903	105,718
Less: valuation allowance	(29,700)	(308,037)

Total current deferred tax assets	7,885	15,697

Property and equipment	88,826	31,560
ADR reimbursement	—	317,003
Net operating loss carry forwards	728,300	2,373,502
Less: valuation allowance	(810,394)	(2,401,395)

Total non-current deferred tax assets	6,732	320,670

Deferred tax liabilities
Acquired intangible assets	95,613	413,219

Total non-current deferred tax liabilities	95,613	413,219

        The Group had net operating losses of $3,296,556 and $10,497,931 from the Group's PRC and Hong Kong entities as of December 31, 2010 and 2011, respectively. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. As of December 31, 2010 and 2011, valuation allowance was $728,300 and $2,373,502, respectively, which were provided against deferred tax assets arising from net operating losses of certain PRC and Hong Kong entities due to the uncertainty of realization.

        The net operating loss carry forwards for the Group's PRC entities as of December 31, 2011 will expire on various dates through 2016. The net operating loss generated by the Group's Hong Kong entities as of December 31, 2011 will be carried forward permanently.

        A reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2009	2010	2011
Net income (loss) before income tax provision	5,625,539	(4,143,261)	15,042,856
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense (benefit) at statutory tax rate in the PRC	1,406,385	(1,035,815)	3,760,714
Non-deductible expenses	224,644	4,023,013	(296,707)
Effect of tax holidays and concessions	(1,327,546)	(3,245,281)	(5,113,717)
Effect of income tax rate difference in other jurisdictions	59,506	169,024	1,298,988
Changes in valuation allowance	(24,342)	180,112	824,264

Income tax expenses	338,647	91,053	473,542

        If the tax holidays and concessions primarily including tax exemption and preferential tax rates granted to Bona Advertising and Zhejiang Bona were not available, changes in provisions for income taxes and net income per share would have been as follows:

	For the years ended December 31,
	2009	2010	2011
Changes in income tax expenses	1,327,546	3,245,281	5,113,717
Decrease in net income per ordinary share—basic	0.11	0.25	0.17
Decrease in net income per ordinary share—diluted	0.11	0.25	0.17

        There are no ongoing examinations by taxing authorities at this time. Tax years of each of the Group's PRC entities from 2006 through 2011 remain subject to review and potential recourse by the PRC tax authorities.

        The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2011.

        Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the "SAT") issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the "de facto management body" of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

        If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. Since the Group's subsidiary located in the PRC had aggregate accumulated losses of $233,712 and $427,624 as of December 31, 2010 and 2011, respectively, no provision has been made for the Chinese dividend withholding taxes. In the future, any aggregated undistributed earnings generated by the Company's subsidiary and VIEs located in the PRC that are available for distribution to the Company will be considered to be indefinitely reinvested, and accordingly, no provision would be made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

        Zhejiang Bona, as a cultural enterprise, was exempted from income tax for the year of 2011 as approved by a local tax authority in June 2009. However, according to a notice issued by the State Administration of Taxation, the tax exemptions for cultural enterprises were terminated on December 31, 2010. The Group has confirmed with the local tax authority that the tax exemption approval obtained from them is legally valid and therefore the Group believes this tax exemption benefit is more likely than not to be sustained upon examination and did not recognize any tax expense for Zhejiang Bona for 2011.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

18. CONVERTIBLE REDEEMABLE PREFERRED SHARES

        In July 2007, the Holders of the Convertible Notes converted $3,000,000 in principal and $21,499 in accrued interest into 1,171,875 shares of Series A convertible redeemable preferred shares ("Series A preferred shares "). The Company also issued 1,953,125 shares of Series A preferred shares at $2.56 per share to the Holders for $5,000,000 of cash before issuance costs of $112,845.

        In July 2009, the Company issued a total of 2,897,897 Series B convertible redeemable preferred shares ("Series B preferred shares "), in which 1,241,958 shares of Series B-1 preferred shares at the price of $2.82 per share for a cash consideration of $3,500,000, and 1,655,939 shares of Series B-2 preferred shares at the price of $3.62 per share for a cash consideration of $6,000,000, respectively. The issuance cost was $546,316.

        In July 2010, the Company issued a total of 792,680 Series B-3 convertible redeemable preferred shares ("Series B-3 preferred shares") at the price of $6.31 per share for a total cash consideration of $5,000,000.

        In December 2010, upon the completion of the Company's IPO, Each Series A convertible redeemable preferred shares had been automatically converted into 1.8421 ordinary shares and each Series B convertible redeemable preferred shares had been automatically converted into one ordinary share.

        The significant terms of the Series A and B preferred shares during the periods when they were outstanding are summarized as follows:

Voting rights

        The Series A and B preferred shares voted together with the ordinary shares on an as-converted basis, and not as a separate class.

Dividends

        No dividend could be paid on ordinary shares at a rate greater than the rate at which dividends were paid on Series A and B preferred shares. Series A and B preferred shares were participating securities.

Liquidation preference

        In the event of any liquidation, dissolution or winding up of the Company, Series B preferred shareholders had preference to Series A preferred shareholders. Out of the proceeds, Series B preferred shareholders would first receive an amount equal to 150% of Series B original issue price and all declared but unpaid dividends, then Series A preferred shareholders would receive an amount equal to 150% of Series A original issue price and all declared but unpaid dividends. The remaining balance of any proceeds would be distributed ratably among the holders of the ordinary shares and the holders of the Series A and B preferred shares (on an as-converted basis).

Conversion

  –
  Optional Conversion:  Series A and B Preferred Shares were convertible at the holder's option to ordinary shares. The initial conversion ratio was one for one, subject to certain general anti-dilution adjustments.

  –
  Down-round provision:  If after the Series A or B original issue date, the Company issued additional equity security without consideration or at a per share price lower than the then effective Series A conversion price, the Series A conversion price would be adjusted down to equal to the new issuance price.

  –
  2007 net profit adjustment:  The Series A conversion price would automatically be adjusted with effect from December 31, 2007, based on whether the Group's 2007 net profit could reach certain target or not. The Series A conversion price was adjusted from $2.56 per share to $1.39 per share as of December 31, 2007 according to this provision. The effective conversion ratio was approximately 1:1.8421 as a result of the conversion price adjustment.

  –
  2009 net profit adjustment:  The Series B-2 perferred shares' conversion price was subject to an adjustment with effect from March 31, 2010 if the 2009 net profit (net profit of the 12 months ended March 31, 2010) was less than $6,593,407 (regardless of 2008 net profit). Based upon the 2009 net profit mutually agreed by the Company and the Series B-2 shareholders no adjustment to the conversion price was required or made.

  –
  Automatic Conversion:  All Series A and B preferred shares would be automatically converted into ordinary shares of the Company, at the then applicable conversion price, upon (i) the consummation of a public offering of the ordinary shares of the Company with a minimum market capitalization of $300 million and gross cash proceeds of at least $60 million (a "Qualified IPO"), or (ii) as requested by at least 50% of the holders of all outstanding Series A and Series B preferred shares, respectively.

Redemption rights

        At any time on or after 48 months from July 2007 ("Maturity Date") or 48 months from the Series B original issue date in the case of Series B preferred shares, and in the event that a Qualified IPO had not occurred prior to such date, the Series A or B preferred shares holders had the right to request the Company to redeem all of the Series A or B preferred shares for an aggregate consideration, equal to the higher of: (i) 140% of the issuance price, plus any declared but unpaid dividends, or (ii) the fair market value of the Series A or B preferred shares (exclusive of liquidity event, fire sale or minority ownership discounts) as determined by an independent appraiser mutually agreeable to the Company and the lead investor.

        Because the redemption price of Series A preferred shares and Series B preferred shares was linked to the fair value of the underlying preferred shares, the conversion feature was a derivative and required to be bifurcated from Series A preferred shares and Series B preferred shares, and recognized at fair value.

        The following table summarizes the bifurcated derivative liabilities at the issuance date of Series A and Series B preferred shares:

Derivative liabilities
Relating to Series A preferred shares issuance on July 10, 2007	729,000
Relating to Series B-1 and B-2 preferred shares issuance on July 7, 2009	301,000
Relating to Series B-3 preferred shares issuance on July 26, 2010	476,000

        Change in fair value of $1,994,000, $(90,000), and $14,528,000 were recorded in the consolidated statements of operations for the years ended December 31, 2008, 2009 and 2010, respectively.

        The ability of holders to redeem Series A preferred shares and Series B preferred shares on or after July 2011 and July 2013, respectively, was contingent upon a Qualified IPO not occurring in four years after issuance date of such shares. Because the exercise of the redemption rights is outside of the control of the Company, the Group deemed redemption to be probable and was accreted the Series A preferred shares and Series B preferred shares to their redemption value. Management elected to recognize the change in the redemption value over the period from the date of issuance to the earliest redemption date of the Series A preferred shares and Series B preferred shares using the effective interest rate method. As a result, the Group recognized $873,652, $973,399 and $1,053,766 as deemed dividends on Series A preferred shares during the years ended December 31, 2008, 2009 and 2010, respectively, and $421,586 and $1,096,380 during the years ended December 31, 2009 and 2010 as deemed dividends on Series B preferred shares, respectively, which reflects the accretion changes in redemption value assuming the redemption value is 140% of the issuance price.

        The table below summarizes the movement of Series A and B convertible and redeemable preferred shares:

Series A preferred shares
Ending balances at January 1, 2010	9,727,866
Accretion of redemption value	1,053,766
Converted to ordinary shares upon qualified IPO	(10,781,632)

Ending balances as of December 31, 2010 and 2011	—

Series B preferred shares
Ending balances as of January 1, 2010	9,074,270
Issuance of Series B-3 preferred shares	4,523,886
Accretion of redemption value	1,096,380
Converted to ordinary shares upon qualified IPO	(14,694,536)

Ending balances as of December 31, 2010 and 2011	—

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

19. FAIR VALUE MEASUREMENTS

Measured at fair value on recurring basis

        The Company determined the fair value of the derivative liabilities associated with the issuances of the Series A preferred shares and Series B preferred shares with the assistance of American Appraisal China Limited, an independent third party valuation firm. The Company used "with-and-without" approach which takes into consideration the fair value increment between the scenario where the conversion option is not in place and the scenario where the conversion option is in place.

        The first step of this approach was to determine the fair value of the Company's equity interest as of various valuation dates. In determination of fair values of the Company's equity interest, the Company considered both market approach and income approach, and selected the methodology that was the most indicative of its fair value in an orderly transaction between the Company and market participants as of the measurement dates.

        The equity value was then allocated using option pricing method among the different classes of shares of the Company to determine the fair value of ordinary shares, Series A and Series B preferred shares under the scenario where the conversion option was not in place and the scenario where the conversion was in place, taking into account the guidance prescribed by the AICPA Audit and Accounting Practice Aid "Valuation of Privately Held Company Equity Securities Issued as compensation".

        The option pricing model considered the Series A preferred shares, Series B preferred shares, and ordinary shares as call options on the Company's equity value, with strike prices based on the redemption price of the Series A preferred shares and Series B preferred shares. Under the scenario where the conversion option was not in place, if, at the time of redemption occurs, the value of equity interest exceeded the sum of redemption price of the preferred shares, the holders of preferred shares would only receive an amount up to the redemption price and each dollar of value in excess of the total redemption price should be distributed to holders of ordinary shares. Under the scenario where the conversion was in place, if, at the time redemption occurs, the value of equity interest went up further to a point (the "Conversion Point") that the interest shared by the holders of preferred shares exceeded the redemption price the when they selected to convert the preferred shares into ordinary shares, each dollar of value in excess of the Conversion Point should be distributed to the holders of preferred shares on as-converted basis. The analysis also incorporated estimates of probabilities of the events, such as an IPO, that would trigger the exercise of the conversion right.

        The key assumptions used in valuation of the derivative liabilities are summarized in the table below:

	December 2008	December 2009	July(1) 2010	August(2) 2010
Total fair value of equity interest (USD' million)	44.0	63.3	136.7	138.7
Expected life (years)(3)	2.3	3.5	3.0	2.9
Expected volatility(4)	74%	39%	48%	48%
Risk free interest rate(5)	3.0%	2.8%	2.0%	2.0%
Minimum redemption price of the preferred shares	140% of original issuance price plus any declared but unpaid dividend
Estimated probability of events that trigger the exercise of conversion option(6)	20%	20%	60%	60%
(1)
The Series B 3 preferred shares were issued in July 2010.

(2)
In August 2010, the redemption price of Series A and Series B preferred shares was amended and as a result of the amendment, the separate accounting at fair value for the conversion features is no longer required. The change in fair value of derivative liabilities from January 1, 2010 through August 2010 was recorded in the earnings for the year ended December 31, 2010.

(3)
Expected life of the embedded derivatives

  The expected life of the embedded derivatives was estimated based on the period between the valuation dates and the maturity dates of the preferred shares. For valuation of the embedded derivative of Series A preferred shares from 2007 to June 2009, the maturity date was considered as 48 months from the issuance date of the Series A preferred shares. After the issuance of Series B preferred shares in July 2009, the maturity date was considered as 48 months from the issuance date of Series B preferred shares.

(4)
Volatility

  The volatility of the underlying ordinary shares during the life of the embedded derivatives was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the embedded derivatives.

(5)
Risk-free interest rate

  Risk free interest rate was estimated based on the yield to maturity of PRC international government bonds with maturity term close to the life of the embedded derivatives.

(6)
Estimated probability of events that trigger the exercise of conversion option

  The estimated probability of events that trigger the exercise of conversion option was determined with consideration of the Company's stage of development, potential liquidity events, such as redemption or IPO, the plans of the Company's board of directors and management, and the total fair value of equity interest relative to the redemption price of the preferred shares, as of the valuation dates.

        For the year ended December 31, 2009, the fair value of the embedded conversion option associated with the Series A preferred shares decreased by US$0.3 million. The Company believed the change in the fair value of the embedded derivative associated with the Series A Preferred Shares during this period was due to the net effect of the following:

  •
  The issuance of the Company's Series B-1 and B-2 preferred shares in July 2009 caused a dilution effect on the conversion option associated with the Series A preferred shares. Before issuance of the Company's Series B preferred shares, the Series A preferred shares represented 43% of our total equity, on an as-if converted basis. After the issuance of the Company's Series B preferred shares, the percentage of shareholding represented by the Series A preferred shares, on an as converted basis was diluted to approximately 35%.

  •
  The volatility assumptions used in the option pricing method decreased from 74% as of December 2008 to 39% as of December 2009. When performing the valuation of the embedded derivatives as of the end of 2009, the Company reviewed the financial and operational performance of comparable companies previously selected for volatility estimates and concluded that certain companies were no longer comparable to the Company in terms of business nature and profitability. In view of the above, the Company extended its selection criteria to film production and distribution companies operating in other Asian countries and used them to replace those previously selected companies that were no longer comparable to the Company. As the operating incomes of the newly selected comparable companies were less volatile than those of previously selected comparable companies, the Company lowered its expected volatility assumptions.

  •
  The dilution effect of the Series B-1 and B-2 preferred shares and the impact of the decrease in volatility assumption on the fair value of conversion option associated with the Series A preferred shares was partially offset by the increase in the fair value of total equity.

        From the issuance of Series B-1 and Series B-2 preferred shares to December 2009, the fair value of the embedded conversion option associated with the Series B-1 and Series B-2 preferred shares increased by US$0.2 million. The Company believed the increase in the fair value of the embedded derivative during this period was mainly due to the increase in fair value of our equity interest, which, in turn, was attributable to the following:

  •
  During 2009, the Company experienced continuous improvement in our operational and financial performance. The Company's operating income before the change in fair value of warrants and embedded derivatives and other income (loss) increased from US$3.7 million in 2008 to US$5.6 million in 2009. The improvement in the Company's financial performance reduced the overall level of inherent risk and a market participant's required rate of return for investing in our equity securities. Because of the above, the Company's estimated cost of capital decreased from 29% as of July 2009 to 25% as of December 2009, resulting in an increase in the determined fair value of the Company's equity interest.

        The Company believed the principal reasons for the change in fair value of the embedded derivatives of Series A and Series B preferred shares during the period from January 1, 2010 to August 1, 2010 were the increase in the estimated probabilities of the events that would trigger the exercise of the conversion option and the increase in the fair value of its equity interest, which, in turn, were primarily attributable to the following:

  •
  In the period from January 1 to August 1, 2010, the Company started the preparation for an IPO. Market sentiment towards IPO in the United States also improved during this period. The proximity of the offering increased the estimated probabilities of the exercise of the conversion option, the liquidity of the Company's ordinary shares and the fair value of its equity interest.

  •
  The Company's weighted average cost of capital decreased from 25% as of December 31, 2009 to 17% as of August 1, 2010. The decrease was due to the combined results of (i) the continuous growth of the Group's business and size, (ii) a longer track record for forecasting, (iii) the completion of the acquisition of Beijing Bona Cineplex and Beijing Bona Youtang on April 23, 2010, which expanded the Group's business to operation of movie theaters and lowered its business concentration risks, resulting in a lower unsystematic risk for the Group, and (iv) the improvement of internal controls over financial reporting by recruiting key management.

        The Group had no financial instruments measured at fair value on recurring basis as of December 31, 2010 and 2011.

        The following table summarizes the movements of the balance of derivative liabilities:

	Years ended December 31,
Derivative liabilities	2009	2010	2011
Beginning balance	2,692,000	2,903,000	—
Addition relating to Series B preferred shares issuance	301,000	476,000	—
Loss (gain) on changes in fair value of derivative liabilities	(90,000)	14,528,000	—
Transfer to additional paid-in capital upon the amendment of the redemption term of preferred shares	—	(17,907,000)	—

Ending balance	2,903,000	—	—

Measured at fair value on a non-recurring basis

        The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the "cost," "income approach—excess earnings" and "with & without" valuation methods. These purchased assets and liabilities are considered Level 3 assets and liabilities because the Company used unobservable inputs, reflecting the Company's assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

        The Group measured the equity method investment and cost method investment at fair value on a nonrecurring basis when it wrote down the carrying amounts of the investments to their fair value as a result of the impairment assessments (Note 9 and Note 10). The determination of fair value of the investment involves judgment as to the severity and duration of the decline below fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management estimation on the future performance of the investees and the recoverability of the investment.

        The Group measured the intangible assets at fair value on a nonrecurring basis when the carrying amount of an asset may no longer be recoverable as results of the impairment assessment (Note 11). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

        The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments (Note 12). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

GOVERNMENT SUBSIDIES	12 Months Ended
Dec. 31, 2011
GOVERNMENT SUBSIDIES
GOVERNMENT SUBSIDIES

20. GOVERNMENT SUBSIDIES

        For the years ended December 31, 2009, 2010 and 2011, the Group received nil, $88,147, $220,559 of government subsidies, respectively, mainly include subsidy from a government authority to encourage the Company's production in one specific film. There is no limitation on the use of the subsidies and the receipt of such subsidies does not subject the Group to any additional governmental regulations or future obligations. These amounts are recognized as subsidy income when received.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
ORDINARY SHARES

21. ORDINARY SHARES

        In December 2006, the Company authorized 24,479,231 ordinary shares with par value of $0.0005 per share and issued 6 ordinary shares at par value at incorporation.

        In July 2007, the Company issued 6,835,931 ordinary shares for no consideration as a result of recapitalization. This issuance was considered as a stock split and the computations of basic and diluted net income per share were adjusted retroactively for all periods presented. Contemporaneously, the Company repurchased 585,937 ordinary shares from Mr. Dong Yu for $1,500,000 using the proceeds from the issuance of the Series A preferred shares. These shares were cancelled immediately after the repurchase.

        In June 2009, the Company issued 2,803,614 ordinary shares at par value to all ordinary shareholders for cash consideration of $4,486 with the consent of the preferred shareholders. This issuance was considered as an issuance with nominal consideration and therefore was treated in a manner akin to a stock split and the computations of basic and diluted net income per share were adjusted retroactively for all periods presented.

        In July 2009, contemporaneously with the issuance of the Series B preferred shares, as approved by all the directors of the Company, the Company repurchased 1,241,958 ordinary shares from Skillgreat Limited, a company wholly owned by Mr. Dong Yu, for $3,500,000 using the proceeds from the issuance of the Series B preferred shares. These shares were cancelled immediately after the repurchase.

        In April 2010, the Company issued 5,810,320 ordinary shares with a fair value of $4.50 per share as part of the acquisition consideration of movie theaters (Note 3(a)).

        In July 2010, the Company issued 317,072 ordinary shares to Mr. Jeffrey Chan for a total cash consideration of $2,000,000 due to the exercise of his options.

        Upon the completion of the Company's IPO in December 2010, 11,740,000 American Depositary Shares (representing 5,870,000 ordinary shares) were issued with proceeds of US$89,245,119 (net of issuance cost of 3,559,581). At the same time, 3,175,631 Series A convertible redeemable preferred shares and 3,690,577 Series B convertible redeemable preferred shares were automatically converted into 5,849,856 and 3,690,577 ordinary shares at the conversion ratio of 1:1.8421 and 1:1, respectively.

        On June 10, 2011, the Company issued a total of 1,052,865 ordinary shares which are held by a depositary bank for future delivery to the employees and non-employees upon exercise of vested share options or vesting of nonvested shares granted. The issued ordinary shares are not considered as outstanding shares until they are delivered to the employees or non-employees upon exercise of vested share options or vesting of nonvested shares granted. During the years ended December 31, 2011, 39,608 ordinary shares out of such 1,052,865 shares had been delivered to the employees upon exercise of their share options. As a result, 1,013,257 issued ordinary shares were excluded from the outstanding shares as of December 31, 2011, and also were excluded from the computation of basic and diluted EPS.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

22. SHARE-BASED COMPENSATION

Options to employees

        On June 1, 2009, the Group's board of directors approved the Bona Film Group Limited 2009 Stock Incentive Plan (the "2009 Plan"). The maximum number of ordinary shares that may be granted under this plan is 209,163 shares. Upon the approval of the 2009 Plan, the Group granted 209,163 share options to purchase ordinary shares to an officer and an employee on June 1, 2009. 69,721 options vested on the date of grant. The remaining options vest ratably over 32 months from the date of grant and are exercisable up to 10 years from the date of grant. The exercise price is $3.36 per share. The estimated fair value of the options granted was $1.47 on the date of grant using the Binomial option pricing model. A zero forfeiture rate was estimated.

        On June 1, 2010, the Group's board of directors approved the Bona Film Group Limited 2010 Stock Incentive Plan (the "2010 Plan"). The maximum number of ordinary shares that may be granted under this plan is 5,410,650 shares. Upon the approval of the 2010 Plan, the Group granted 324,245 share options to three officers of the Group, and 650,631 share options to purchase ordinary shares to 49 employees on June 1, 2010. 35,671 options granted to one officer vested on the closing of the IPO of the Company. 5,615 options granted to the officer vested on the date of grant, and 196,518 options granted to the officer vest ratably over 35 months from the date of grant. 14,117 options granted to the other officers and employees vested on the date of grant, and the remaining 722,955 options vest ratably over 47 months from the date of grant. The contract life was 10 years from the date of grant. The exercise price was $3.44 or $6.31 per share. The weighted average grant-date fair value of options granted during 2010 was $2.26 per share. The forfeiture rate of 8.93% was estimated.

        In July 2010, the Group issued an option to Mr. Jeffrey Chan, the chief operation officer of the Group, to purchase a total of 317,072 ordinary shares at an exercise price of $6.31 per share. The option could be exercised within five business days after the option issuance date. The fair value of the option was determined to be $616 which was recognized as share-based compensation cost in July 2010. The option was exercised by Mr. Jeffrey Chan in July 2010.

        In March 2011, under the 2010 Plan, the Group granted 435,774 share options to an officer of the Group, 125,708 share options to an artist and 110,000 share options to two independent directors of the Group with exercise prices of $6.31, $6.31 and $11.56, respectively. 236,687 options granted to the officer and artist vested on the date of grant, and the remaining 434,795 options vest ratably over the range from 20 to 22 months from the date of grant. The contract life was 10 years from the date of grant. The weighted average grant-date fair value of options granted during 2011 was $6.97 per share. A zero forfeiture rate was estimated.

        In November 2011, under the 2010 Plan, the Group granted 135,000 share options to four independent directors of the Group, 150,000 share options to two directors of the Group, and 289,000 share options to 34 employees with exercise prices of $8.62. 14,424 options vested on the date of grant, and the remaining 559,576 options vest ratably over the range from 23 to 47 months. The contract life was 10 years from the date of grant. The weighted average grant-date fair value of options granted during 2011 was $4.13 per share. The forfeiture rate of 2.5% was estimated for the options granted to the 34 employees and a zero forfeiture rate was estimated for the rest options.

        The Group recognizes compensation cost on the options using the straight-line attribution method. Total share-based compensation cost recognized was $447,345 and $3,560,194 for the year ended 2010 and 2011, respectively.

Options to non-employees

        In November 2011, under the 2010 Plan, the Group granted 470,000 to eight consultants with exercise prices of $8.62. 13,056 options vested on the date of grant, and the remaining 456,944 options vest ratably over 35 months from the date of grant on a monthly basis. The contract life was 10 years from the date of grant. The weighted average grant-date fair value of options granted during 2011 was $3.33 per share. A zero forfeiture rate was estimated.

        The Group recognizes compensation cost on the options using the straight-line attribution method. Total share-based compensation cost recognized was $86,950 for the year ended 2011.

        With the assistance of American Appraisal China Limited, an independent valuer, the fair value of each option granted to employees was estimated on the date of grant and the fair value of each option granted to non-employees was estimated on the date of vesting. The fair value of each option granted to employees and non-employees was determined using the Binomial option pricing model with the following assumptions for the years ended December 31, 2009, 2010 and 2011:

	June 2009	June 2010	July 2010	March 2011	November 2011	December 2011
Expected volatility(1)	42%	44%	44%	44%	44%	44%
Risk-free interest rate(2)	4.49%	4.36%	1.26%	2.89%	2.78%	2.77%
Expected dividend yield(3)	0%	0%	0%	0%	0%	0%
Exercise multiple(4)	2.00	2.00	2.00	2.00 and 2.30	2.00	2.00
Fair value of the underlying ordinary shares(5)	3.15	4.75	5.66	12.37	8.88	7.60
  (1)
  Volatility

    The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of listed comparable companies for the period before the valuation date with lengths equal to the contractual life of the options.

  (2)
  Risk-free interest rate

    Risk free interest rate is estimated based on the yield to maturity of PRC international government bonds with maturity term close to the contractual life of the options.

  (3)
  Dividend yield

    The dividend yield was estimated by the Group based on its expected dividend policy over the contractual life of the options.

  (4)
  Exercise multiple

    Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option. The exercise multiple of the options was estimated based on empirical study conducted by the third party.

  (5)
  Fair value of underlying ordinary shares

    When estimating the fair value of the ordinary shares on the grant dates before the Company's IPO, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. After the IPO, the closing market price of the Company's ordinary shares as of the grant date was used as the fair value of the underlying ordinary shares on that date.

Summary of share options to employees and non-employees

        A summary of option activity, including grants to both employees and non-employees, under the 2009 Plan and 2010 Plan as of December 31, 2011, and the changes during the year then ended is presented below:

Options	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of January 1, 2011	1,184,039	4.77	9.2	7,284,825

Granted	1,715,482	8.05	9.6	725,590
Exercised	(39,608)	6.25	8.4	(53,632)
Forfeited	(38,395)	6.31	8.4	(49,617)

Outstanding as at December 31, 2011	2,821,518	6.72	9.1	3,976,157

Exercisable as at December 31, 2011	1,029,821	5.70	8.6	2,249,606

Expected to vest	1,791,697	7.31	9.3	1,726,551

        As of December 31, 2011, there was $6,688,862 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2009 Plan and 2010 Plan. That cost is expected to be recognized over a weighted-average period of 2.21 years.

NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

23. NET INCOME (LOSS) PER SHARE

        The calculation of the net income (loss) per share is as follows:

	For the years ended December 31,
	2009	2010	2011
Numerator used in basic and diluted net income (loss) per share:
Net income (loss) attributable to Bona Film Group Limited	5,628,094	(4,091,374)	14,432,081
Deemed dividend on Series A convertible redeemable preferred shares	(973,399)	(1,053,766)	—
Deemed dividend on Series B convertible redeemable preferred shares	(421,586)	(1,096,380)	—
Undistributed earnings allocated to Series A preferred shares(i)	(1,570,096)	—	—
Undistributed earnings allocated to Series B preferred shares(i)	(377,735)	—	—

Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per ordinary share	2,285,278	(6,241,520)	14,432,081

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	8,453,842	12,758,575	29,353,936
Warrants (treasury effect)	237	—	—
Employee share options (treasury effect)	64,323	—	490,526
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per ordinary share	8,518,402	12,758,575	29,844,462

Net income (loss) per ordinary share-basic	0.27	(0.49)	0.49
Net income (loss) per ordinary share-diluted	0.27	(0.49)	0.48

    (i)
    In 2009, undistributed net income was allocated between ordinary shares and Series A and Series B preferred shares on a pro rata basis based on their participation rights in undistributed earnings as if the undistributed earnings had been distributed. Since each Series A and Series B convertible redeemable preferred share has the same participating right as each ordinary share, the allocation was based on the weighted average numbers of ordinary shares, Series A and Series B convertible redeemable preferred shares on an as-converted basis during the period.

      In 2010, undistributed net loss is only allocated to ordinary shareholders because holders of preferred shares were not contractually obligated to share losses.

      Warrants granted in 2007 were excluded from the computation of diluted net income per share for the years ended December 31, 2010 because their effects were anti-dilutive using the treasury stock method in 2008 and all the warrants were exercised on June 12, 2009. Series A and B preferred shares were excluded from the computation of diluted net income per share for the years ended December 31, 2009 and 2010 because their effects were anti-dilutive using the if-converted method.

      Upon the completion of the Company's IPO in December 2010, 3,175,631 Series A convertible redeemable preferred shares and 3,690,577 Series B convertible redeemable preferred shares were automatically converted into 5,849,856 and 3,690,577 ordinary shares at the conversion ratio of 1:1.8421 and 1:1, respectively.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
STATUTORY RESERVES

24. STATUTORY RESERVES

        As stipulated by the relevant laws and regulations in the PRC, each member of the Group is required to maintain non-distributable reserves which include a statutory surplus reserve and a statutory public welfare reserve. Subject to certain cumulative limits, the statutory surplus reserve requires annual appropriations of 10% of profit after taxes as reported in company statutory financial statements prepared under accounting principle general accepted in PRC. An amount to be appropriated to the statutory public welfare reserve is to be determined at the discretion of the Group's boards of directors. These reserves can only be used for the specified purposes and once appropriated, the amounts are not available for future distribution to owners. The statutory surplus reserve may be applied against prior year losses, if any, and may be applied to increase capital upon the boards of directors' approval.

        Total amount appropriated to statutory reserves were $1,008,419, $227,260 and $69,155 for the years ended December 31, 2009, 2010 and 2011, respectively.

CUSTOMER INFORMATION	12 Months Ended
Dec. 31, 2011
CUSTOMER INFORMATION
CUSTOMER INFORMATION

25. CUSTOMER INFORMATION

        There was no customer who accounted for 10% or more of net revenue for the years 2009, 2010 and 2011.

        Details of customers accounting for 10% or more of accounts receivable were as follows:

	December 31,
	2010	2011
A*	39.72%	52.93%
*
A is a theater circuit that is responsible for collecting the Group's distribution revenue from certain other theater circuits and then remitting the collected amount to the Group. Accordingly, accounts receivable with A relate to distribution revenue generated by both A and certain other theater circuits.

NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

26. NONCONTROLLING INTEREST

	Baichuan	Distribution Workshop (BVI&HK)	Cinema Popular	Xi'an Huitong	Shanghai Cinema	Mango Cinema	Total
Balance as of January 1, 2009	877,517	(92,509)	(19,519)	—	—	—	765,489
Foreign currency translation adjustment	225	(185)	(39)	—	—	—	1
Net income (loss)	8,411	47,310	(224,150)	—	—	—	(168,429)

Balance as of December 31, 2009	886,153	(45,384)	(243,708)	—	—	—	597,061
Acquisition of Beijing Bona Cineplex (Note3(a))	—	—	—	—	2,071,408	—	2,071,408
Acquisition of 10% equity interest of Baichuan (Note3(c))	(805,555)	—	—	—	—	—	(805,555)
Capital injection in Xi'an Huitong(1)	—	—	—	364,421	—	—	364,421
Foreign currency translation adjustment	—	(480)	1,014	6,703	(476)	—	6,761
Net income (loss)	(80,598)	182,468	(74,806)	(10,264)	(148,486)	—	(131,686)

Balance as of December 31, 2010	—	136,604	(317,500)	360,860	1,922,446	—	2,102,410
Acquisition of Alpha Speed Limited and Bona Starlight (Note3(d))	—	—	—	—	—	1,155,121	1,155,121
Foreign currency translation adjustment	—	1,459	(614)	15,355	(792)	32,392	47,800
Net income (loss)	—	505,742	(5,430)	(90,727)	29,324	(298,614)	140,295

Balance as of December 31, 2011	—	643,805	(323,544)	285,488	1,950,978	888,899	3,445,626

(1)
On October 18, 2010, the Group set up a subsidiary, Xi'an Huitong, of which 51% equity interest was owned by the Group and 49% was owned by a third-party shareholder.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
COMMITMENTS

27. COMMITMENTS

        The Group has a number of operating leases for its facilities and offices. Rental expenses under operating leases for the years ended December 31, 2009, 2010, and 2011 were $478,620, $3,433,603 and $6,913,422, respectively. The group recognized rent expenses under such arrangements on a straight-line basis over the term of the lease. The future aggregate minimum lease payments under non-cancelable operating lease agreements are as follows:

Years ending December 31:
2012	8,151,674
2013	7,556,735
2014	7,378,041
2015	7,378,041
2016 and thereafter	75,695,072

Total	106,159,563

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

28. EMPLOYEE BENEFIT PLAN

        Full time PRC employees of the Group are eligible to participate in a government-mandated defined contribution plan under which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee's salary. Total provisions for employee benefits were $236,774, $587,714 and $873,744 for the years ended December 31, 2009, 2010 and 2011, respectively, were reported as a component of general and administrative expense when incurred.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

29. RELATED PARTY BALANCES AND TRANSACTIONS

        Nature of the relationships with related parties:

Name	Relationship with the Group
Mr. Dong Yu	Chairman, CEO and principal shareholder
Mr. Zhong Jiang	Independent Director
Bona Meitao	Equity method investee
HuBei Film Distribution and Exhibition Co., Ltd. ("HuBei Film Distribution")	Noncontrolling shareholder
Wuhan Lianzhong	Cost method investee
Zhongda Helian	Cost method investee
Ms. Xiang Li	Noncontrolling shareholder
Hunan Xiaoxiang Cineplex Investment Management Co., Ltd. ("Hunan Xiaoxiang")	Noncontrolling shareholder
Film Workshop Co., Ltd. ("Film Workshop")	Ms. Shi Nansun is the principal shareholder
Mr. Xiaojian Xu	Noncontrolling shareholder

        As well as being the Group's Chairman and CEO, Mr Dong Yu is the Group's founder and therefore has substantial influence over the Group's business, including decisions regarding mergers, consolidations and the sale of all or substantially all of the Group's assets, election of directors, declaration of dividends and other significant corporate actions.

        As of December 31, 2010 and 2011, the following balances were due from the related parties:

	December 31,
	2010	2011
Amounts due from Mr. Dong Yu(i)	6,213	116,827
Amounts due from affiliates of Cinema Popular(ii)	348,128	219,135
Amounts due from Bona MeiTao(iii)	792,725	847,121
Amounts due from Bona Starlight(iv)	1,668,081	—

	2,815,147	1,183,083

    (i)
    The amounts represent payments of individual income tax on behalf of Mr. Dong Yu and loans to him.

    (ii)
    The amounts represent the Cinema Popular's receivables from affiliates for operation.

    (iii)
    The amounts represent distribution receivables from Bona MeiTao and loan to Bona MeiTao for producing a TV series.

    (iv)
    The amounts represent payments of working capital on behalf of Bona Starlight.

        All the amounts due from related parties are unsecured and non-interest bearing.

        As of December 31, 2010 and 2011, the following balances were due to the related parties:

	December 31,
	2010	2011
Amounts due to Hunan Xiaoxiang(i)	—	238,326
Amounts due to Zhongda Helian(ii)	—	285,991
Amounts due to Mr. Xiaojian Xu(i)	—	389,266
Amounts due to Film Workshop(iii)	—	406,524
Amounts due to HuBei Film Distribution(i)	303,030	476,652
Amounts due to Ms. Xiang Li(i)	—	476,652
Amounts due to Wuhan Lianzhong(iv)	556,818	754,461
Amounts due to Mr. Zhong Jiang(v)	727,273	—

	1,587,121	3,027,872

    (i)
    The amounts represent loans from the noncontrolling shareholders for operations.

    (ii)
    The amounts represent payables for film marketing and consulting service provided by Zhongda Helian..

    (iii)
    The amounts represent payables for film production service provided by Film Workshop.

    (iv)
    The amounts represent payables for film projection equipment purchased from Wuhan Lianzhong.

    (v)
    The amounts represent payables for withdrawn participating principle for a specific film by Mr. Zhong Jiang.

        All the amounts due to related parties are unsecured and non-interest bearing.

        Other related parties transactions during the year ended December 31, 2009, 2010 and 2011 include:

2009

The Group gave Hurry Up Limited, 50% shareholder of Cinema Popular, the distribution right of Bodyguard and Assassins in the markets other than the mainland China. Hurry Up Limited charges 15% of the distribution revenue of the film in markets other than the mainland China. No revenue from the markets other than the mainland China has been generated as of December 31, 2009.

2010	Acquisition of Beijing Bona Cineplex (see Note 3(a))

In September 2010, Beijing Bona Cineplex entered into a management service agreement with Bona Starlight, a development stage movie theater operator in the PRC whose principal shareholders include Mr. Dong Yu. Under the terms of this agreement, the Group licensed the "Bona" brand to Bona Starlight and became the exclusive provider of management services for its current and future movie theaters. The Group is also entitled to receive a share of the box office receipts and advertising revenues of Bona Starlight's movie theaters. For the years ended December 31, 2010 and 2011 before the acquisition of Bona Starlight, the Group generated revenue of nil and $84,439, respectively, under this agreement (see Note 3(a)).

Acquisition of the remaining 10% equity interest in Baichuan (see Note 3(c))
2011	Acquisition of Alpha Speed Limited and Bona Starlight (see Note 3(d))

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

30. SEGMENT INFORMATION

        The Group's chief operating decision maker ("CODM") is the Chief Executive Officer who as of December 31, 2011 reviews the results of four operating segments when making decisions about allocating resources and assessing performance. The segments are film distribution, film investment and production, movie theater, and talent agency.

        The film distribution segment generates revenue from external customers. Its revenues comprise the Group's share of movie theater box office sales for the Group's distribution services and, to the extent the Group has distribution rights outside the PRC, the revenues the Group derives from those arrangements.

        Its cost of revenues includes:

  (1)
  the amortization of the cost of acquiring the distribution right and the participation right; and

  (2)
  the amount that the Group remits to the producers when they are entitled to share the box office sales with the Group based on the distribution arrangement. In the case where the Group produces the film, this amount includes any amount paid by the distribution entities to producing entities within the Group.

        The film investment and production segment generates revenues both from external customers and, through inter-segment transactions, from the Group's own distribution entities.

        The film investment and production segment generates revenues from external customers where the Group invested in a film but does not act as the principal distributor. For films in which the Group acquires all or part of the copyright, these include revenues from the sale of distribution rights and licensing fees to third-party distributors. For films in which the Group does not acquire any copyright, these include revenues from the Group's share of the net profit from distribution agreements with third-party producers.

        Revenue from internal customers comprises revenues received from the distribution entities within the Group who distribute the film.

        Its cost of revenues includes the amortization of production costs.

        The talent agency segment generates revenues from external customers for its talent agency related business. The movie theater segment generates admissions and concession revenues at the box office from external customer, and other revenues which primarily consist of screen advertising revenues. Its cost of revenue mainly includes film rental costs.

        The profitability measure employed by the Group and its CODM for making decisions about allocating resources to segments and assessing segment performance is gross profit less film participation expense. Segments follow the same accounting policies as those described in Note 2.

        The Group's CODM does not assign assets to these segments. Currently, it is not practical to show assets by reportable segments.

        The following table presents selected financial information relating to the Group's segments:

	For the year ended December 31, 2009(1)
	Film distribution	Film investment and production	Talent agency	Intersegment elimination	Consolidated
Revenues from external customers	35,331,320	2,038,491	1,002,740	—	38,372,551
Intersegment revenues	—	14,063,747	—	(14,063,747)	—
Cost of revenues	(21,925,682)	(11,345,790)	(680,736)	14,063,747	(19,888,461)
Film participation expenses	—	(1,244,848)	—	—	(1,244,848)

Segment profit	13,405,638	3,511,600	322,004	—	17,239,242

(1)
There was no movie theater segment in 2009 since the Group acquired those movie theaters in April 2010 and July 2011.

	For the year ended December 31, 2010
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	36,260,981	3,089,161	2,136,451	11,333,193	—	52,819,786
Intersegment revenues	279,560	17,211,668	—	—	(17,491,228)	—
Cost of revenues	(22,129,328)	(15,375,079)	(1,172,549)	(5,316,125)	17,491,228	(26,501,853)
Film participation expenses	—	(696,101)	—	—	—	(696,101)

Segment profit	14,411,213	4,229,649	963,902	6,017,068	—	25,621,832

	For the year ended December 31, 2011
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	92,598,838	6,176,820	1,349,186	26,036,426	—	126,161,270
Intersegment revenues	2,246,219	44,298,547	—	—	(46,544,766)	—
Cost of revenues	(57,979,720)	(43,480,636)	(117,487)	(11,425,140)	46,544,766	(66,458,217)
Film participation expenses	—	(321,100)	—	—	—	(321,100)

Segment profit	36,865,337	6,673,631	1,231,699	14,611,286	—	59,381,953

        Reconciliation from consolidated segment profit to consolidated financial statements:

	For the years ended December 31,
	2009	2010	2011
Consolidated segment profit	17,239,242	25,621,832	59,381,953
Sales and marketing	(8,887,971)	(7,213,519)	(18,506,262)
General and administrative	(2,789,416)	(9,305,393)	(28,371,497)
Government subsidies	—	88,147	220,559
Net interest and exchange loss	(145,767)	(377,010)	1,406,477
Gain on extinguishment of liability	—	488,799	—
Interest income from TV series investment	—	856,788	141,545
Other income		225,095	770,081
Changes in fair value of warrants	119,451	—	—
Changes in fair value of derivatives	90,000	(14,528,000)	—

Income (loss) before income tax provision	5,625,539	(4,143,261)	15,042,856

  Geographical information

        The Group operates in the PRC and all of the Group's long lived assets are located in the PRC.

        Revenues, classified by the major geographic areas in which the Group's customers are located (based on the address of the customer who contracted with the Group), were as follows:

	For the years ended December 31,
	2009	2010	2011
Revenues from the PRC	38,026,450	47,153,418	115,478,174
Revenues from countries other than the PRC	346,101	5,666,368	10,683,096

Total	38,372,551	52,819,786	126,161,270

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

        In November 2011, the Group entered into an agreement with China Lion Entertainment Limited to purchase up to 500,000 Series A preferred shares of China Lion Entertainment Limited for a total cash consideration of US$1,700,000, which represents 20% of total issued shares of China Lion Entertainment Limited. In December 2011, the Group paid US$1,200,000 according to the requirement of the initial closing defined in the above agreement. The initial closing was completed in January 2012, and the Group obtained 352,941 Series A preferred shares of China Lion Entertainment Limited.

        In January 2012, the Group drew down a bank loan with a principal of $3,177,680 (equivalent of RMB20 million) from Bank of Beijing pursuant to the general credit facility agreement dated October 19, 2011 between Bank of Beijing and Bona Film on the condition that the loan would be invested in a TV series named The King's Battles. The loan is to be repaid by December 27, 2012, and the annual interest rate is 7.87%. The above loan is guaranteed by the Company's principal shareholder, Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex.

        In April 2012, the Group sold its 51% equity interests in Bona Meitao and distribution receivables from Bona Meitao to the shareholder of Bona Meitao for a total cash consideration of $552,916 (equivalent of RMB3,480,000), with no investment gain or loss recognized.